UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes/Performance, Schedules of Investments & Financial Statements
Treasury Fund	(Click Here)
Prime Fund	(Click Here)
Tax-Exempt Fund	(Click Here)
Notes to the Financial Statements	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Treasury
Daily Money Class	.16%
Actual		$ 1,000.00	$ 1,000.05	$ .79
HypotheticalA		$ 1,000.00	$ 1,024.00	$ .80
Capital Reserves Class	.16%
Actual		$ 1,000.00	$ 1,000.05	$ .79
HypotheticalA		$ 1,000.00	$ 1,024.00	$ .80
Advisor B Class	.16%
Actual		$ 1,000.00	$ 1,000.05	$ .79
HypotheticalA		$ 1,000.00	$ 1,024.00	$ .80
Advisor C Class	.16%
Actual		$ 1,000.00	$ 1,000.05	$ .79
HypotheticalA		$ 1,000.00	$ 1,024.00	$ .80
Prime
Daily Money Class	.26%
Actual		$ 1,000.00	$ 1,000.05	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.51	$ 1.30
Capital Reserves Class	.26%
Actual		$ 1,000.00	$ 1,000.05	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.51	$ 1.30
Tax-Exempt
Daily Money Class	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .74
HypotheticalA		$ 1,000.00	$ 1,024.05	$ .75
Capital Reserves Class	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .74
HypotheticalA		$ 1,000.00	$ 1,024.05	$ .75
Fidelity Tax-Free Money Market Fund	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .74
HypotheticalA		$ 1,000.00	$ 1,024.05	$ .75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Treasury Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/13	% of fund's investments 10/31/12	% of fund's investments 4/30/12
1 - 7	66.6	69.1	67.6
8 - 30	1.3	3.2	0.9
31 - 60	7.2	0.0	0.9
61 - 90	0.7	4.3	3.8
91 - 180	11.9	10.6	16.4
> 180	12.3	12.8	10.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/13	10/31/12	4/30/12
Treasury Fund	50 Days	50 Days	51 Days
All Taxable Money Market Funds Average*	48 Days	49 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/13	10/31/12	4/30/12
Treasury Fund	50 Days	50 Days	51 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Treasury Fund
Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Treasury Debt 31.6%	Treasury Debt 31.6%
Repurchase Agreements 68.1%	Repurchase Agreements 70.7%
Net Other Assets (Liabilities) 0.3%	Net Other Assets (Liabilities)† (2.3)%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	4/30/13	1/31/13	10/31/12	7/31/12	4/30/12

Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Advisor B Class	0.01%	0.01%	0.01%	0.01%	0.01%

Advisor C Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2013, the most recent period shown in the table, would have been -0.61% for Daily Money Class, -0.86% for Capital Reserves Class, -1.37% for Advisor B Class, and -1.37% for Advisor C Class.

Semiannual Report

Treasury Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 31.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 31.6%
U.S. Treasury Bills
10/3/13	0.11%	$ 14,000	$ 13,993
8/29/13	0.13	54,000	53,977
U.S. Treasury Notes
5/15/13 to 2/28/14	0.12 to 0.24	1,547,000	1,555,852
TOTAL TREASURY DEBT (Cost $1,623,822)			1,623,822
Treasury Repurchase Agreement - 68.1%
	Maturity Amount (000s)
In a joint trading account at:
0.14% dated 4/30/13 due 5/1/13 (Collateralized by U.S. Treasury Obligations) #	$ 49,873	49,873
0.15% dated 4/30/13 due 5/1/13 (Collateralized by U.S. Treasury Obligations) #	1,685,334	1,685,327
With:
Barclays Capital, Inc. at:
0.12%, dated 4/29/13 due 6/28/13 (Collateralized by U.S. Treasury Obligations valued at $89,760,687, 0.25% - 3%, 6/30/14 - 11/30/16)	88,018	88,000
0.15%, dated 4/30/13 due 5/1/13 (Collateralized by U.S. Treasury Obligations valued at $892,526,415, 0.25%, 11/30/14 - 10/15/15)	875,004	875,000
BNP Paribas Securities Corp. at:
0.12%, dated 4/25/13 due 5/2/13 (Collateralized by U.S. Treasury Obligations valued at $240,535,321, 4.5% - 8.13%, 8/15/19 - 8/15/39)	235,005	235,000
0.14%, dated 4/15/13 due 5/7/13 (Collateralized by U.S. Treasury Obligations valued at $247,086,270, 4.5% - 8.13%, 8/15/19 - 2/15/36)	241,022	241,000
Treasury Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 0.14%, dated 4/30/13 due 5/3/13 (Collateralized by U.S. Treasury Obligations valued at $148,920,663, 0% - 0.25%, 10/10/13 - 10/31/13)	$ 146,002	$ 146,000
RBS Securities, Inc. at 0.13%, dated 4/5/13 due 5/7/13 (Collateralized by U.S. Treasury Obligations valued at $182,599,568, 1.25% - 3.63%, 10/31/13 - 8/15/19)	179,038	179,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $3,499,200)		3,499,200
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $5,123,022)		5,123,022
NET OTHER ASSETS (LIABILITIES) - 0.3%		14,077
NET ASSETS - 100%		$ 5,137,099
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$49,873,000 due 5/01/13 at 0.14%
BNP Paribas Securities Corp.	$ 26,063
Barclays Capital, Inc.	13,863
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,947
$ 49,873
$1,685,327,000 due 5/01/13 at 0.15%
Deutsche Bank Securities, Inc.	$ 456,810
Merrill Lynch, Pierce, Fenner & Smith, Inc.	261,035
Societe Generale	445,412
UBS Securities LLC	163,147
Wells Fargo Securities LLC	358,923
$ 1,685,327
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,499,200) - See accompanying schedule: Unaffiliated issuers (cost $5,123,022)		$ 5,123,022
Cash		8,725
Receivable for fund shares sold		77,182
Interest receivable		7,639
Prepaid expenses		5
Total assets		5,216,573

Liabilities
Payable to custodian bank	$ 8,724
Payable for fund shares redeemed	70,186
Distributions payable	9
Accrued management fee	486
Other affiliated payables	39
Other payables and accrued expenses	30
Total liabilities		79,474

Net Assets		$ 5,137,099
Net Assets consist of:
Paid in capital		$ 5,137,010
Undistributed net investment income		31
Accumulated undistributed net realized gain (loss) on investments		58
Net Assets		$ 5,137,099

Daily Money Class: Net Asset Value, offering price and redemption price per share ($3,778,057 ÷ 3,777,557 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,234,996 ÷ 1,234,481 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($22,290 ÷ 22,290 shares)A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($101,756 ÷ 101,746 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Interest		$ 4,447

Expenses
Management fee	$ 6,689
Transfer agent fees	5,365
Distribution and service plan fees	8,837
Accounting fees and expenses	228
Custodian fees and expenses	25
Independent trustees' compensation	10
Registration fees	517
Audit	25
Legal	10
Miscellaneous	18
Total expenses before reductions	21,724
Expense reductions	(17,542)	4,182
Net investment income (loss)		265
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		58
Net increase in net assets resulting from operations		$ 323

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 265	$ 532
Net realized gain (loss)	58	91
Net increase in net assets resulting from operations	323	623
Distributions to shareholders from net investment income	(265)	(533)
Share transactions - net increase (decrease)	(106,741)	18,712
Total increase (decrease) in net assets	(106,683)	18,802

Net Assets
Beginning of period	5,243,782	5,224,980
End of period (including undistributed net investment income of $31 and undistributed net investment income of $31, respectively)	$ 5,137,099	$ 5,243,782

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	- E	.018
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	- E	.018
Distributions from net investment income	- E	- E	- E	- E	- E	(.018)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	- E	- E	- E	- E	- E	(.018)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.01%	.02%	1.82%
Ratios to Average Net Assets D
Expenses before reductions	.74% A	.73%	.73%	.72%	.75%	.73%
Expenses net of fee waivers, if any	.16% A	.14%	.13%	.22%	.48%	.65%
Expenses net of all reductions	.16% A	.14%	.13%	.22%	.48%	.65%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.02%	1.64%
Supplemental Data
Net assets, end of period (in millions)	$ 3,778	$ 3,750	$ 3,760	$ 2,056	$ 2,648	$ 4,129

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	- E	.016
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	- E	.016
Distributions from net investment income	- E	- E	- E	- E	- E	(.016)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	- E	- E	- E	- E	- E	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.02%	1.56%
Ratios to Average Net Assets D
Expenses before reductions	.99% A	.98%	.98%	.97%	1.00%	.98%
Expenses net of fee waivers, if any	.16% A	.14%	.14%	.22%	.48%	.87%
Expenses net of all reductions	.16% A	.14%	.14%	.22%	.48%	.87%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.02%	1.42%
Supplemental Data
Net assets, end of period (in millions)	$ 1,235	$ 1,365	$ 1,300	$ 1,126	$ 1,671	$ 3,063

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor B Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.011
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.011
Distributions from net investment income	- F	- F	- F	- F	- F	(.011)
Distributions from net realized gain	-	-	-	- F	-	-
Total distributions	- F	- F	- F	- F	- F	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	-%	.01%	.01%	.01%	.02%	1.13%
Ratios to Average Net Assets E
Expenses before reductions	1.49% A	1.49%	1.49%	1.48%	1.50%	1.49%
Expenses net of fee waivers, if any	.16% A	.13%	.14%	.22%	.47%	1.29%
Expenses net of all reductions	.16% A	.13%	.14%	.22%	.47%	1.29%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.02%	.99%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 27	$ 38	$ 47	$ 70	$ 96

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor C Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.011
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.011
Distributions from net investment income	- F	- F	- F	- F	- F	(.011)
Distributions from net realized gain	-	-	-	- F	-	-
Total distributions	- F	- F	- F	- F	- F	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	-%	.01%	.01%	.01%	.02%	1.13%
Ratios to Average Net Assets E
Expenses before reductions	1.49% A	1.49%	1.48%	1.48%	1.50%	1.48%
Expenses net of fee waivers, if any	.16% A	.14%	.14%	.22%	.48%	1.28%
Expenses net of all reductions	.16% A	.14%	.14%	.22%	.48%	1.28%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	1.01%
Supplemental Data
Net assets, end of period (in millions)	$ 102	$ 102	$ 126	$ 105	$ 138	$ 261

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/13	% of fund's investments 10/31/12	% of fund's investments 4/30/12
1 - 7	32.3	41.4	29.8
8 - 30	15.9	11.7	22.6
31 - 60	14.4	6.8	12.8
61 - 90	17.3	14.1	21.1
91 - 180	13.5	18.7	9.6
> 180	6.6	7.3	4.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/13	10/31/12	4/30/12
Prime Fund	52 Days	57 Days	48 Days
All Taxable Money Market Funds Average*	48 Days	49 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/13	10/31/12	4/30/12
Prime Fund	71 Days	84 Days	85 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Prime Fund
Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of April 30, 2013 A	As of October 31, 2012 B
Certificates of Deposit 43.3%	Certificates of Deposit 36.5%
Commercial Paper 28.3%	Commercial Paper 14.8%
Variable Rate Demand Notes (VRDNs) 1.2%	Variable Rate Demand Notes (VRDNs) 1.9%
Other Notes 3.9%	Other Notes 3.3%
Treasury Debt 10.8%	Treasury Debt 10.0%
Government Agency Debt 1.6%	Government Agency Debt** 3.1%
Insurance Company Funding Agreements 0.1%	Insurance Company Funding Agreements 0.1%
Other Instruments 0.5%	Other Instruments 0.0%
Repurchase Agreements 11.2%	Repurchase Agreements 33.3%
Net Other Assets (Liabilities)† (0.9)%	Net Other Assets (Liabilities)† (3.0)%

A Foreign investments	67.2%	B Foreign investments	46.6%

** Includes Federal Financing Supported Student Loan Short-Term Notes.

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	4/30/13	1/31/13	10/31/12	7/31/12	4/30/12
Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2013, the most recent period shown in the table, would have been -0.51% for Daily Money Class and -0.76% for Capital Reserves Class.

Semiannual Report

Prime Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 43.3%
		Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.6%
Branch Banking & Trust Co.
	5/1/13	0.32%	$ 35,000	$ 35,000
State Street Bank & Trust Co., Boston
	6/7/13	0.28	71,000	71,000
				106,000
London Branch, Eurodollar, Foreign Banks - 5.3%
Australia & New Zealand Banking Group Ltd.
	8/16/13 to 8/23/13	0.22	66,000	65,999
DNB Bank ASA
	5/10/13 to 5/13/13	0.26	67,000	67,000
HSBC Bank PLC
	7/15/13	0.25	51,000	51,000
Mizuho Corporate Bank Ltd.
	6/28/13 to 7/26/13	0.28 to 0.29	33,000	33,000
National Australia Bank Ltd.
	5/9/13 to 9/3/13	0.22 to 0.26 (c)	722,000	722,000
Oversea-Chinese Banking Corp. Ltd.
	7/15/13	0.23	26,000	25,988
				964,987
New York Branch, Yankee Dollar, Foreign Banks - 37.4%
Bank of Montreal Chicago CD Program
	5/3/13 to 9/9/13	0.18 to 0.37 (c)	703,000	703,000
Bank of Nova Scotia
	6/21/13 to 1/3/14	0.20 to 0.52 (c)	604,000	603,998
Bank of Tokyo-Mitsubishi UFJ Ltd.
	7/9/13 to 8/1/13	0.24 to 0.30 (c)	663,000	663,000
Canadian Imperial Bank of Commerce
	9/17/13 to 10/2/13	0.28 to 0.41 (c)	299,000	299,000
Credit Agricole CIB
	5/1/13 to 5/3/13	0.16 to 0.18	601,534	601,534
Credit Industriel et Commercial
	5/1/13 to 5/6/13	0.17	274,000	274,000
Credit Suisse
	7/29/13	0.26 (c)	101,000	101,000
Mitsubishi UFJ Trust & Banking Corp.
	5/2/13 to 5/21/13	0.27 to 0.40	235,000	235,000
Certificate of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Mizuho Corporate Bank Ltd.
	5/14/13 to 8/13/13	0.24 to 0.32%	$ 639,000	$ 638,999
Nordea Bank Finland PLC
	5/14/13 to 7/1/13	0.20 to 0.28	229,000	229,000
Oversea-Chinese Banking New York Branch
	5/6/13	0.19	30,000	30,000
Royal Bank of Canada
	8/30/13	0.66 (c)	168,000	168,000
Skandinaviska Enskilda Banken
	6/11/13	0.26	88,000	88,000
Sumitomo Mitsui Banking Corp.
	5/9/13 to 10/15/13	0.24 to 0.34 (c)	913,000	913,001
Sumitomo Trust & Banking Co. Ltd.
	5/31/13 to 8/12/13	0.30	428,000	428,000
Svenska Handelsbanken, Inc.
	5/20/13 to 8/28/13	0.21 to 0.28	177,000	177,002
Toronto-Dominion Bank
	5/16/13 to 12/20/13	0.25 to 0.32 (c)	321,000	321,000
UBS AG
	10/31/13	0.32	157,000	157,000
Westpac Banking Corp.
	5/7/13	0.22	120,000	120,004
				6,750,538
TOTAL CERTIFICATE OF DEPOSIT (Cost $7,821,525)				7,821,525
Financial Company Commercial Paper - 26.4%

Australia & New Zealand Banking Group Ltd.
	6/21/13 to 8/5/13	0.19 to 0.20	455,250	455,066
Bank of Nova Scotia
	5/6/13 to 5/7/13	0.20	142,000	141,996
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
	7/3/13 to 7/30/13	0.25 to 0.27	63,000	62,965
Barclays U.S. Funding Corp.
	7/8/13 to 7/22/13	0.22 to 0.23	290,000	289,867
Financial Company Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Commonwealth Bank of Australia
	6/3/13 to 8/6/13	0.19 to 0.25% (c)	$ 246,000	$ 245,900
Credit Agricole North America
	5/1/13	0.18	240,000	240,000
Credit Suisse
	6/3/13 to 9/3/13	0.25 to 0.27	258,000	257,861
DBS Bank Ltd. (Singapore)
	7/10/13 to 8/16/13	0.20 to 0.22	487,210	486,922
DNB Bank ASA
	8/1/13	0.25	79,000	78,951
General Electric Capital Corp.
	7/8/13 to 7/9/13	0.25	47,000	46,978
JPMorgan Chase & Co.
	9/3/13	0.30 (c)	67,000	67,000
Lloyds TSB Bank PLC
	5/2/13 to 5/6/13	0.15	406,000	405,997
Natexis Banques Populaires U.S. Finance Co. LLC
	5/7/13	0.18	464,000	463,986
Nationwide Building Society
	6/17/13 to 6/28/13	0.29	46,250	46,230
Oversea-Chinese Banking Corp. Ltd.
	8/5/13 to 8/16/13	0.23	80,618	80,565
Skandinaviska Enskilda Banken AB
	6/11/13 to 7/15/13	0.23 to 0.26	195,000	194,931
Societe Generale North America, Inc.
	5/6/13 to 5/31/13	0.18 to 0.24	314,000	313,965
Svenska Handelsbanken, Inc.
	5/20/13 to 9/5/13	0.24 to 0.28	117,000	116,957
Swedbank AB
	5/24/13 to 6/7/13	0.26 to 0.27	120,000	119,973
Toronto Dominion Holdings (USA)
	6/11/13 to 9/27/13	0.17 to 0.24	229,000	228,932
Toyota Motor Credit Corp.
	9/5/13 to 9/11/13	0.25	71,000	70,937
United Overseas Bank Ltd.
	8/20/13	0.23	81,000	80,943
Financial Company Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Westpac Banking Corp.
	6/10/13 to 7/8/13	0.25% (c)	$ 265,000	$ 265,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $4,761,922)				4,761,922
Asset Backed Commercial Paper - 1.9%

Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)

	5/21/13	0.20	14,000	13,998
	5/28/13	0.20	31,000	30,995
	5/7/13	0.20	47,000	46,998
	6/11/13	0.20	41,000	40,991
	6/4/13	0.20	42,000	41,992
	7/11/13	0.20	50,000	49,980
Market Street Funding LLC (Liquidity Facility PNC Bank NA)

	6/19/13	0.20	40,000	39,989
	7/2/13	0.20	28,063	28,053
	7/5/13	0.20	50,000	49,982
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $342,978)				342,978
Treasury Debt - 10.8%

U.S. Treasury Obligations - 10.8%
U.S. Treasury Bills
	5/2/13 to 5/16/13	0.15 to 0.16	343,500	343,496
U.S. Treasury Notes
	5/15/13 to 2/15/14	0.15 to 0.24	1,589,500	1,598,147
TOTAL TREASURY DEBT (Cost $1,941,643)				1,941,643
Other Note - 3.9%

Medium-Term Notes - 3.9%
Royal Bank of Canada
	8/30/13 to 9/13/13	0.38 to 0.68 (b)(c)	400,000	400,000
	9/6/13	0.40 (c)	176,000	175,988
Other Note - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Medium-Term Notes - continued
Svenska Handelsbanken AB
	10/25/13	0.29% (b)(c)	$ 133,000	$ 133,000
TOTAL OTHER NOTE (Cost $708,988)				708,988
Variable Rate Demand Note - 1.2%

California - 0.4%
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2006 F2, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
	5/7/13	0.18 (c)(d)	31,520	31,520
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2007 H, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
	5/7/13	0.18 (c)(d)	33,400	33,400
				64,920
Connecticut - 0.0%
Connecticut Health & Edl. Facilities Auth. Rev. (St. Francis Hosp. & Med. Ctr. Proj.) Series F, LOC JPMorgan Chase Bank, VRDN
	5/7/13	0.22 (c)	4,800	4,800
Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
	5/7/13	0.20 (c)	33,000	33,000
Illinois - 0.1%
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.), LOC JPMorgan Chase Bank, VRDN
	5/7/13	0.27 (c)(d)	20,000	20,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 B, LOC JPMorgan Chase Bank, VRDN
	5/7/13	0.22 (c)	18,600	18,600
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2007, LOC JPMorgan Chase Bank, VRDN
	5/7/13	0.22 (c)	20,290	20,290
Texas - 0.2%
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2006 A, (Liquidity Facility JPMorgan Chase Bank), VRDN
	5/7/13	0.22 (c)	41,600	41,600
Variable Rate Demand Note - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Virginia - 0.1%
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, LOC JPMorgan Chase Bank, VRDN
	5/7/13	0.22% (c)	$ 18,375	$ 18,375
TOTAL VARIABLE RATE DEMAND NOTE (Cost $221,585)				221,585
Government Agency Debt - 1.6%

Federal Agencies - 1.6%
Fannie Mae
	5/17/13 to 9/11/14	0.18 to 0.20 (c)	142,070	142,042
Federal Home Loan Bank
	5/15/13 to 6/3/14	0.15 to 0.22 (c)	152,000	151,984
TOTAL GOVERNMENT AGENCY DEBT (Cost $294,026)				294,026
Insurance Company Funding Agreement - 0.1%

Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
(Cost $24,000)	7/29/13	0.45 (c)(e)	24,000	24,000
Other Instrument - 0.5%

Time Deposits - 0.5%
ING Bank NV
(Cost $79,000)	5/6/13	0.17	79,000	79,000
Government Agency Repurchase Agreement - 6.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.16% dated 4/30/13 due 5/1/13 (Collateralized by U.S. Government Obligations) #	$ 947,741	$ 947,737
0.17% dated 4/30/13 due 5/1/13 (Collateralized by U.S. Government Obligations) #	50,013	50,013
With:
ING Financial Markets LLC at:
0.17%, dated 3/25/13 due 5/7/13 (Collateralized by U.S. Government Obligations valued at $47,948,159, 2.42% - 5%, 10/1/33 - 12/1/40)	47,013	47,000
0.18%, dated:
4/2/13 due 5/7/13 (Collateralized by U.S. Government Obligations valued at $29,584,158, 4%, 12/12/40)	29,009	29,000
4/5/13 due 5/7/13 (Collateralized by U.S. Government Obligations valued at $30,603,862, 4%, 12/1/40)	30,009	30,000
4/19/13 due 5/7/13 (Collateralized by U.S. Government Obligations valued at $18,403,355, 4.5% - 5.85%, 6/1/33 - 10/1/40)	18,005	18,000
RBC Capital Markets Corp. at 0.16%, dated 4/17/13 due 5/7/13 (Collateralized by U.S. Government Obligations valued at $65,284,062, 1.79% - 5%, 1/1/17 - 1/1/43)	64,009	64,000
UBS Securities LLC at 0.16%, dated 4/30/13 due 5/7/13 (Collateralized by U.S. Government Obligations valued at $44,290,197, 1% - 3.5%, 6/15/29 - 11/15/40)	43,001	43,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,228,750)		1,228,750
Other Repurchase Agreement - 4.4%

Other Repurchase Agreement - 4.4%
With:
Credit Suisse Securities (USA) LLC at:
0.25%, dated 4/25/13 due 5/2/13 (Collateralized by U.S. Government Obligations valued at $23,695,171, 3%, 7/15/31)	23,001	23,000
0.4%, dated 4/18/13 due 7/17/13 (Collateralized by Equity Securities valued at $21,603,780)	20,020	20,000
0.45%, dated 4/30/13 due 5/1/13 (Collateralized by Corporate Obligations valued at $14,040,175, 10% - 10.5%, 5/15/16 - 12/15/18)	13,000	13,000
0.68%, dated:
4/8/13 due 7/9/13 (Collateralized by Corporate Obligations valued at $35,654,852, 0.34% - 6.77%, 2/15/19 - 2/10/51)	33,057	33,000
4/15/13 due 7/15/13 (Collateralized by Corporate Obligations valued at $35,516,865, 0.34% - 6.77%, 6/25/13 - 6/25/58)	33,057	33,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
0.68%, dated:
4/19/13 due 7/18/13 (Collateralized by Corporate Obligations valued at $54,011,224, 0.42% - 6.06%, 8/25/21 - 6/10/46)	$ 50,085	$ 50,000
4/23/13 due 7/22/13 (Collateralized by Mortgage Loan Obligations valued at $18,363,517, 0.32% - 6.50%, 7/15/17 - 12/18/49)	17,029	17,000
4/26/13 due 7/25/13 (Collateralized by Mortgage Loan Obligations valued at $17,281,366, 0.44% - 0.47%, 4/15/22 - 9/25/36)	16,027	16,000
0.69%, dated 4/2/13 due 7/2/13 (Collateralized by Corporate Obligations, valued at $18,373,352, 0.32% - 7.86%, 3/1/30 - 4/25/47)	17,030	17,000
0.7%, dated:
2/1/13 due 5/2/13 (Collateralized by Corporate Obligations valued at $15,148,011, 1.00% - 4.25%, 4/15/15 - 12/31/39)	14,025	14,000
2/19/13 due 5/20/13 (Collateralized by Mortgage Loan Obligations valued at $18,384,998, 0.36% - 7.25%, 2/15/19 - 1/25/47)	17,030	17,000
J.P. Morgan Clearing Corp. at:
0.6%, dated 4/17/13 due 11/1/13 (Collateralized by Equity Securities valued at $36,965,165)	34,112	34,000
0.62%, dated 4/11/13 due 8/9/13 (Collateralized by Corporate Obligations valued at $35,882,665, 1.13% - 2.75%, 1/15/20 - 6/15/25)	33,068	33,000
J.P. Morgan Securities, Inc. at:
0.25%, dated 4/30/13 due 5/1/13 (Collateralized by Commercial Paper Obligations valued at $108,152,349, 8/13/13 - 10/25/13)	105,001	105,000
0.26%, dated 4/24/13 due 5/1/13 (Collateralized by U.S. Government Obligations valued at $206,008,976, 0.48% - 7.40%, 11/25/32 - 9/25/42)	200,010	200,000
0.55%, dated 3/18/13 due 6/4/13 (Collateralized by Mortgage Loan Obligations valued at $36,745,074, 3.22% - 6%, 11/25/36 - 8/25/37)	34,060	34,000
0.57%, dated 3/20/13 due 6/18/13 (Collateralized by Mortgage Loan Obligations valued at $25,937,812, 3.34% - 5.84%, 4/25/35 - 4/25/37)	24,034	24,000
0.62%, dated 3/18/13 due 7/16/13 (Collateralized by Mortgage Loan Obligations valued at $36,748,523, 3.22% - 6.00%, 10/25/36 - 7/25/37)	34,070	34,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at:
0.3%, dated 4/30/13 due 5/7/13 (Collateralized by U.S. Government Obligations valued at $18,540,155, 2% - 6.35%, 4/25/33 - 10/15/42)	$ 18,001	$ 18,000
0.4%, dated:
4/30/13 due 5/7/13 (Collateralized by Corporate Obligations valued at $19,314,182, 0.37% - 5.22%, 9/25/31 - 1/25/42)	18,001	18,000
4/30/13 due 5/17/13 (Collateralized by Corporate Obligations valued at $30,240,337, 7.25% - 12%, 4/1/16 - 5/15/21)	28,002	28,000
4/30/13 due 5/17/13 (Collateralized by Corporate Obligations valued at $7,418,787, 3.25% - 5.75%, 5/15/15 - 1/15/16)	7,001	7,000
4/30/13 due 5/17/13 (Collateralized by Mortgage Loan Obligations valued at $7,560,084, 2.76% - 5.46%, 8/19/45 - 1/15/49)	7,001	7,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $795,000)		795,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $18,219,417)		18,219,417
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(163,213)
NET ASSETS - 100%		$ 18,056,204
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $533,000,000 or 3.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.45%, 7/29/13	7/18/12	$ 24,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$947,737,000 due 5/01/13 at 0.16%
BNP Paribas Securities Corp.	$ 36,605
Bank of America NA	131,324
Barclays Capital, Inc.	123,760
Citibank NA	65,366
Citigroup Global Markets, Inc.	69,724
Credit Agricole CIB New York Branch	156,878
Credit Suisse Securities (USA) LLC	39,883
Deutsche Bank Securities, Inc.	34,862
HSBC Securities (USA), Inc.	17,431
ING Financial Markets LLC	34,862
J.P. Morgan Securities, Inc.	34,862
Merrill Lynch, Pierce, Fenner & Smith, Inc.	28,149
Morgan Stanley & Co., Inc.	34,862
RBC Capital Markets Corp.	38,348
Societe Generale	90,641
Wells Fargo Securities LLC	10,180
$ 947,737
$50,013,000 due 5/01/13 at 0.17%
BNP Paribas Securities Corp.	$ 22,506
Citibank NA	18,755
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,752
$ 50,013
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,023,750) - See accompanying schedule: Unaffiliated issuers (cost $18,219,417)		$ 18,219,417
Receivable for fund shares sold		253,705
Interest receivable		11,031
Prepaid expenses		13
Receivable from investment adviser for expense reductions		876
Other receivables		306
Total assets		18,485,348

Liabilities
Payable for investments purchased	$ 142,000
Payable for fund shares redeemed	282,779
Distributions payable	23
Accrued management fee	3,824
Other affiliated payables	142
Other payables and accrued expenses	376
Total liabilities		429,144

Net Assets		$ 18,056,204
Net Assets consist of:
Paid in capital		$ 18,056,292
Distributions in excess of net investment income		(301)
Accumulated undistributed net realized gain (loss) on investments		213
Net Assets		$ 18,056,204

Daily Money Class: Net Asset Value, offering price and redemption price per share ($8,256,270 ÷ 8,254,693 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($9,799,934 ÷ 9,797,607 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Interest		$ 24,716

Expenses
Management fee	$ 23,101
Transfer agent fees	18,508
Distribution and service plan fees	35,550
Accounting fees and expenses	583
Custodian fees and expenses	112
Independent trustees' compensation	34
Registration fees	3,319
Audit	36
Legal	35
Miscellaneous	51
Total expenses before reductions	81,329
Expense reductions	(57,526)	23,803
Net investment income (loss)		913
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		103
Net increase in net assets resulting from operations		$ 1,016

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 913	$ 1,759
Net realized gain (loss)	103	186
Net increase in net assets resulting from operations	1,016	1,945
Distributions to shareholders from net investment income	(914)	(1,759)
Share transactions - net increase (decrease)	651,058	(96,822)
Total increase (decrease) in net assets	651,160	(96,636)

Net Assets
Beginning of period	17,405,044	17,501,680
End of period (including distributions in excess of net investment income of $301 and distributions in excess of net investment income of $300, respectively)	$ 18,056,204	$ 17,405,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.006	.029
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.006	.029
Distributions from net investment income	- E	- E	- E	- E	(.006)	(.029)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	- E	- E	- E	- E	(.006)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.02%	.57%	2.97%
Ratios to Average Net Assets D
Expenses before reductions	.75% A	.73%	.74%	.73%	.77%	.74%
Expenses net of fee waivers, if any	.26% A	.34%	.34%	.41%	.70%	.70%
Expenses net of all reductions	.26% A	.34%	.34%	.41%	.70%	.70%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.57%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 8,256	$ 8,083	$ 8,463	$ 8,748	$ 9,794	$ 9,562

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.004	.027
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.004	.027
Distributions from net investment income	- E	- E	- E	- E	(.004)	(.027)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	- E	- E	- E	- E	(.004)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.02%	.41%	2.71%
Ratios to Average Net Assets D
Expenses before reductions	1.00% A	.98%	.99%	.98%	1.02%	.99%
Expenses net of fee waivers, if any	.26% A	.34%	.34%	.41%	.86%	.95%
Expenses net of all reductions	.26% A	.34%	.34%	.41%	.86%	.95%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.40%	2.65%
Supplemental Data
Net assets, end of period (in millions)	$ 9,800	$ 9,322	$ 9,039	$ 9,169	$ 11,750	$ 13,342

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/13	% of fund's investments 10/31/12	% of fund's investments 4/30/12
1 - 7	71.7	70.0	75.7
8 - 30	5.4	3.7	4.0
31 - 60	8.6	6.4	7.2
61 - 90	4.5	1.3	4.0
91 - 180	7.6	8.8	6.6
> 180	2.2	9.8	2.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/13	10/31/12	4/30/12
Tax-Exempt Fund	28 Days	44 Days	26 Days
All Tax-Free Money Market Funds Average*	27 Days	37 Days	26 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/13	10/31/12	4/30/12
Tax-Exempt Fund	28 Days	44 Days	26 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Variable Rate Demand Notes (VRDNs) 59.8%	Variable Rate Demand Notes (VRDNs) 62.7%
Other Municipal Debt 32.2%	Other Municipal Debt 33.3%
Investment Companies 7.8%	Investment Companies 3.6%
Net Other Assets (Liabilities) 0.2%	Net Other Assets (Liabilities) 0.4%

Current and Historical Seven-Day Yields

	4/30/13	1/31/13	10/31/12	7/31/12	4/30/12
Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Tax-Free Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2013, the most recent period shown in the table, would have been -0.51% for Daily Money Class, -0.76% for Capital Reserves Class and -0.25% for Fidelity Tax-Free Money Market Fund.

Semiannual Report

Tax-Exempt Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	$ 4,990	$ 4,990
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.23% 5/1/13, VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.26% 5/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,655	4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.24% 5/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.23% 5/2/13, VRDN (c)	1,700	1,700
Univ. of Alabama Gen. Rev. Participating VRDN Series WF 12 83C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	13,700	13,700
		33,045
Alaska - 0.9%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.24% 5/7/13, LOC Union Bank NA, VRDN (c)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	21,800	21,800
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.22% 5/7/13 (ConocoPhillips Guaranteed), VRDN (c)	7,500	7,500
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.24% 5/7/13 (ConocoPhillips Guaranteed), VRDN (c)	13,105	13,105
Series 1994 C, 0.23% 5/7/13 (ConocoPhillips Guaranteed), VRDN (c)	4,500	4,500
Series 2002, 0.22% 5/7/13, VRDN (c)	3,500	3,500
		83,130
Arizona - 1.6%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.):
Series 2005 B, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,310	4,310
Series 2008 A, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	19,000	19,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.): - continued
Series 2009 F, 0.22% 5/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	$ 12,050	$ 12,050
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	4,550	4,550
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	6,500	6,500
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.25% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,400	6,400
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.25% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,800	5,800
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.22% 5/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.25% 5/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series EGL 06 0141, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	16,500	16,500
Series EGL 06 14 Class A, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	11,200	11,200
Series EGL 07 0012, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	14,850	14,850
Series MS 3078, 0.22% 5/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	4,500	4,500
Series Putters 3708Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,665	16,665
Series WF 09 40C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,345	3,345
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	4,970	4,970
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
		146,540
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - 4.1%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 4,200	$ 4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.23% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,645	9,645
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.18% 5/1/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	18,025	18,025
Series 2005 B1, 0.22% 5/7/13, LOC Bank of America NA, VRDN (c)	49,400	49,400
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2011 D, 0.23% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	28,475	28,475
Participating VRDN:
Series DB 3294, 0.23% 5/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,000	5,000
Series Putters 3878 Q, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	15,300	15,300
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.22% 5/7/13, LOC Citibank NA, VRDN (c)	46,460	46,460
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.23% 5/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	1,350	1,350
Series ROC II R 11727, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3332, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,660	6,660
Los Angeles Unified School District Participating VRDN Series Putters 4289, 0.18% 5/1/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	30,700	30,700
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.27% 5/7/13, LOC Bank of America NA, VRDN (c)	$ 10,680	$ 10,680
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.22% 5/7/13, LOC Citibank NA, VRDN (c)	21,000	21,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	22,650	22,650
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,850	6,850
Series Putters 3028, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,715	8,715
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.24% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,405	1,405
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	7,520	7,520
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.23% 5/7/13, LOC Freddie Mac, VRDN (c)	8,400	8,400
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	10,430	10,430
Santa Clara Elec. Rev. Series 2008 B. 0.21% 5/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	25,000	25,000
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,000	10,000
Series Putters 3365, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
		376,290
Colorado - 1.4%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	21,420	21,420
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,600	6,600
Colorado Gen. Fdg. Rev. Participating VRDN Series Putters 4251, 0.18% 5/1/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	20,510	20,510
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,965	1,965
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.28% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 22,425	$ 22,425
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Series EGL 07 0039, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	17,575	17,575
Series EGL 07 0040, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.54% 5/7/13, LOC BNP Paribas SA, VRDN (c)	2,900	2,900
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.22% 5/1/13, LOC Wells Fargo Bank NA, VRDN (c)	3,700	3,700
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	10,425	10,425
		129,820
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale-New Haven Hosp. Proj.) Series L2, 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	3,800	3,800
Series 2011 B, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	4,700	4,700
		8,500
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.37% 5/7/13, VRDN (c)	3,500	3,500
Series 1999 A, 0.41% 5/7/13, VRDN (c)	2,800	2,800
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	12,555	12,555
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,200	4,200
		23,055
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.9%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.26% 5/7/13, LOC Freddie Mac, VRDN (c)	$ 3,620	$ 3,620
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	12,595	12,595
(Defenders of Wildlife Proj.) 0.28% 5/7/13, LOC Bank of America NA, VRDN (c)	5,710	5,710
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,700	6,700
(The AARP Foundation Proj.) Series 2004, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	11,500	11,500
(Washington Drama Society, Inc. Proj.) Series 2008, 0.26% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,100	9,100
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2003, 0.2% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	8,925	8,925
Series 2006 A, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,100	2,100
Series 2006 B, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,575	12,575
(Georgetown Univ. Proj.):
Series 2007 B1, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Series 2007 B2, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,845	3,845
		79,870
Florida - 3.0%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.22% 5/1/13, LOC Bank of America NA, VRDN (c)	6,000	6,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.2% 5/7/13, LOC Freddie Mac, VRDN (c)	5,640	5,640
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.22% 5/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,710	2,710
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	1,745	1,745
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 0049, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 29,585	$ 29,585
Series EGL 7050054 Class A, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	18,840	18,840
Series MS 3059, 0.22% 5/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	5,615	5,615
Series Putters 3834 Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,270	10,270
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,500	5,500
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,815	11,815
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.21% 5/7/13, LOC Fannie Mae, VRDN (c)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.21% 5/7/13, LOC Fannie Mae, VRDN (c)	5,850	5,850
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (c)	6,000	6,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.22% 5/1/13, LOC Bank of America NA, VRDN (c)	8,000	8,000
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,160	5,160
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	23,590	23,590
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	8,500	8,500
Orlando & Orange County Expressway Auth. Rev. Series 2003 D, 0.22% 5/7/13, LOC Barclays Bank PLC NY Branch, VRDN (c)	1,500	1,500
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.25% 5/7/13, LOC Northern Trust Co., VRDN (c)	6,500	6,500
(Planned Parenthood Proj.) Series 2002, 0.25% 5/7/13, LOC Northern Trust Co., VRDN (c)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.21% 5/7/13, LOC Northern Trust Co., VRDN (c)	13,190	13,190
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,775	$ 1,775
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,875	13,875
(Suncoast Hospice Proj.) Series 2004, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,400	1,400
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.21% 5/7/13, LOC Freddie Mac, VRDN (c)	5,050	5,050
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	20,250	20,250
Sunshine State Govt. Fing. Commission Rev.:
(Miami-Dade County Prog.):
Series 2010 A, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,300	17,300
Series 2010 B, 0.24% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Series 2011 C, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Series 2011 C, 0.24% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,850	18,850
USF College of Medicine Health Facilities Series 2006 A1, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,800	4,800
USF Fing. Corp. Ctfs. of Prtn. Series 2007, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,300	5,300
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.2% 5/7/13, LOC Fannie Mae, VRDN (c)	3,315	3,315
		280,875
Georgia - 3.2%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.2% 5/1/13, VRDN (c)	12,600	12,600
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	30,000	30,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,600	16,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.26% 5/7/13, LOC Bank of America NA, VRDN (c)	14,100	14,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.24% 5/7/13, LOC Freddie Mac, VRDN (c)	$ 19,675	$ 19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,200	5,200
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.23% 5/7/13, LOC Bank of Scotland PLC, VRDN (c)	3,335	3,335
Georgia Gen. Oblig. Participating VRDN Series PZ 271, 0.24% 5/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	9,873	9,873
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.22% 5/7/13, LOC Barclays Bank PLC, VRDN (c)	45,590	45,590
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,135	10,135
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.25% 5/1/13, VRDN (c)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	33,830	33,830
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Participating VRDN:
Series Putters 3755, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500	2,500
Series Putters 4016, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,500	6,500
Series 2000 B, 0.22% 5/7/13, LOC PNC Bank NA, VRDN (c)	10,650	10,650
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,000	13,000
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.24% 5/7/13, LOC Northern Trust Co., VRDN (c)	16,875	16,875
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2011 A, 0.24% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	10,000	10,000
Participating VRDN Series WF 11 32C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,800	5,800
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.) Series 2008 B, 0.21% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	10,145	10,145
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	$ 5,150	$ 5,150
Series 2009 B, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,800	3,800
		295,858
Hawaii - 0.2%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 14, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	6,500	6,500
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	4,000	4,000
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	1,660	1,660
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.22% 5/7/13, LOC Freddie Mac, VRDN (c)	1,400	1,400
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
		19,110
Illinois - 6.3%
Chicago Board of Ed.:
Series 2000 B, 0.23% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	34,000	34,000
Series 2010 A, 0.18% 5/1/13, LOC JPMorgan Chase Bank, VRDN (c)	2,300	2,300
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series Clipper 07 12, 0.22% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	10,350	10,350
Series Solar 06 75, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.22% 5/7/13, LOC Barclays Bank PLC, VRDN (c)	21,700	21,700
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wastewtr. Transmission Rev. Participating VRDN Series RBC O 54, 0.27% 5/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	$ 5,000	$ 5,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.24% 5/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,060	19,060
Series 2004 A2, 0.24% 5/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	33,105	33,105
Series 2004 A3, 0.22% 5/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,140	2,140
DuPage County Rev. (Morton Arboretum Proj.) 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	42,000	42,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.23% 5/7/13, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
(Field Museum of Natural History Proj.) Series 2000, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,100	5,100
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	31,175	31,175
(Chicago Symphony Orchestra Proj.) Series 2008, 0.22% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	16,650	16,650
(Children's Memorial Hosp. Proj.):
Series 2008 C, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,400	3,400
Series 2008 D, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,600	4,600
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,600	12,600
Series 2008 C, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,745	10,745
Series 2009 A, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	8,200	8,200
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.24% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,000	18,000
(Museum of Science & Industry Proj.) Series 2009 C, 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	1,030	1,030
(North Central College Proj.) Series 2008, 0.27% 5/7/13, LOC Bank of America NA, VRDN (c)	17,000	17,000
(OSF Healthcare Sys. Proj.) Series 2009 D, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Provena Health Proj.):
Series 2009 C, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 10,000	$ 10,000
Series 2010 D, 0.23% 5/7/13, LOC Union Bank NA, VRDN (c)	2,900	2,900
Series D, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,200	10,200
(Rockford Mem. Hosp. Proj.) 0.24% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,400	10,400
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.22% 5/7/13, LOC Northern Trust Co., VRDN (c)	9,500	9,500
(Spertus Institute of Jewish Studies Proj.) 0.25% 5/7/13, LOC Northern Trust Co., VRDN (c)	31,270	31,270
(Trinity Int'l. Univ. Proj.) Series 2009, 0.23% 5/7/13, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	9,600	9,600
Participating VRDN:
Series EGL 06 115, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	13,615	13,615
Series EGL 06 118, Class A, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,570	12,570
Series Putters 3288Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,960	2,960
Series Putters 3764, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series 2011 B, 0.22% 5/7/13, LOC PNC Bank NA, VRDN (c)	10,000	10,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.23% 5/7/13, LOC Freddie Mac, VRDN (c)	15,650	15,650
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.22% 5/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	3,810	3,810
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A-2A, 0.22% 5/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	2,000	2,000
Series 2007 A1, 0.24% 5/7/13, LOC Citibank NA, VRDN (c)	42,100	42,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.23% 5/7/13, LOC Freddie Mac, VRDN (c)	4,600	4,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.23% 5/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	$ 6,300	$ 6,300
Series MS 3215, 0.25% 5/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	1,700	1,700
Series MS 3304, 0.22% 5/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	6,480	6,480
Univ. of Illinois Rev. Series 2008, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,100	13,100
		579,460
Indiana - 2.2%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	22,860	22,860
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,510	11,510
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels Midland Co. Proj.) Series 2012, 0.27% 5/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	1,800	1,800
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.23% 5/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	21,325	21,325
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.31% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Hanover College Proj.) Series 2004 B, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,175	4,175
(Wabash College Proj.) Series 2001, 0.23% 5/1/13, LOC JPMorgan Chase Bank, VRDN (c)	5,390	5,390
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
Series 2008 B, 0.24% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,300	7,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.): - continued
Series 2008 E, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	$ 4,050	$ 4,050
Series 2008 I, 0.22% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,135	9,135
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	20,290	20,290
Series 2008, 0.24% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,200	5,200
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.22% 5/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (c)	26,000	26,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.21% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,000	3,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.):
Series 2008 A, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
Series 2008 B, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
		195,620
Iowa - 0.4%
Iowa Fin. Auth. Midwestern (Archer-Daniels Midland Co. Proj.) Series 2012, 0.27% 5/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	6,000	6,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.26% 5/7/13, VRDN (c)	18,500	18,500
Iowa Fin. Auth. Rev.:
(Museum of Art Foundation Proj.) Series 2003, 0.19% 5/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,105	3,105
(Trinity Health Sys. Proj.) Series 2000 D, 0.23% 5/7/13, VRDN (c)	8,600	8,600
		36,205
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.1%
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.19% 5/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 7,000	$ 7,000
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B1, 0.21% 5/1/13, LOC JPMorgan Chase Bank, VRDN (c)	3,700	3,700
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.22% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	21,800	21,800
Louisville & Jefferson County Series 2011 A, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
		34,500
Louisiana - 1.8%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,450	15,450
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series RBC O 31, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	3,750	3,750
Series Solar 06 133, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,300	3,300
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,900	8,900
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.27% 5/7/13, LOC Bank of America NA, VRDN (c)	12,600	12,600
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.38% 5/7/13, VRDN (c)	13,200	13,200
0.4% 5/7/13, VRDN (c)	2,800	2,800
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.24% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Series 2010, 0.23% 5/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	75,000	75,000
Series 2011, 0.24% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	20,000	20,000
		167,000
Maryland - 0.2%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.26% 5/7/13, LOC Fannie Mae, VRDN (c)	9,400	9,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	$ 3,700	$ 3,700
(Villa Julie College, Inc. Proj.) Series 2005, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	4,900	4,900
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2002 C, 0.22% 5/7/13, LOC PNC Bank NA, VRDN (c)	2,590	2,590
		20,590
Massachusetts - 0.7%
Massachusetts Dev. Fin. Agcy. Rev. (Lasell Village Proj.) Series 2007, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	13,250	13,250
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.25% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	16,000	16,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series Putters 2479Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,755	3,755
Series Putters 2857, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,255	10,255
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series PT 4644, 0.27% 5/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,680	6,680
Series ROC II R 11537, 0.24% 5/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	5,170	5,170
		64,310
Michigan - 0.8%
Grand Traverse County Hosp. Series 2011 B, 0.25% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	18,675	18,675
Michigan Bldg. Auth. Rev. Series 2011 IIB, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11988, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 6,750	$ 6,750
Series 2012 C, 0.22% 5/7/13, LOC Citibank NA, VRDN (c)	8,000	8,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	21,200	21,200
Participating VRDN Series ROC II R 11676, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,650	8,650
		77,275
Minnesota - 0.4%
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.22% 5/7/13, LOC Fannie Mae, VRDN (c)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.21% 5/7/13, LOC Freddie Mac, VRDN (c)	7,115	7,115
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,215	5,215
St. Paul Port Auth. District Cooling Rev.:
Series 2009 11DD, 0.23% 5/7/13, LOC Deutsche Bank AG, VRDN (c)	1,000	1,000
Series 2009 9BB, 0.23% 5/7/13, LOC Deutsche Bank AG, VRDN (c)	3,000	3,000
		35,680
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,225	13,225
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,360	7,360
Series ROC II-R 11987, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
Series WF 11 117C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,200	3,200
		33,460
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.9%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.27% 5/7/13, LOC TD Banknorth, NA, VRDN (c)	$ 24,590	$ 24,590
(DeSmet Jesuit High School Proj.) Series 2002, 0.19% 5/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,800	2,800
(Saint Louis Univ. Proj.) Series 2008 B1, 0.19% 5/1/13, LOC Bank of America NA, VRDN (c)	4,600	4,600
Participating VRDN:
Series EGL 07 0001, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,470	10,470
Series Putters 3929, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group, Inc. Proj.) Series 2009, 0.19% 5/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	23,645	23,645
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2003 C3, 0.22% 5/7/13, VRDN (c)	6,400	6,400
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.22% 5/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	1,125	1,125
St. Charles County Pub. Wtr. Sup Series 2011, 0.21% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
		82,415
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	31,805	31,805
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,000	7,000
		38,805
Nevada - 1.9%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.23% 5/7/13, LOC Citibank NA, VRDN (c)	6,900	6,900
Series 2008 D1, 0.23% 5/7/13, LOC Citibank NA, VRDN (c)	4,000	4,000
Series 2008 D3, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	23,600	23,600
Clark County Fuel Tax Participating VRDN:
Series BA 08 1171, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	11,135	11,135
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax Participating VRDN: - continued
Series ROC II R 11507, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 3,940	$ 3,940
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.22% 5/7/13, LOC Union Bank NA, VRDN (c)	5,400	5,400
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000	6,000
Series Putters 3489Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,965	11,965
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,160	10,160
Reno Cap. Impt. Rev. Series 2005 A, 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	1,400	1,400
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.22% 5/7/13, LOC Union Bank NA, VRDN (c)	10,800	10,800
Series 2008 B, 0.23% 5/7/13, LOC Union Bank NA, VRDN (c)	42,200	42,200
Series 2009 A, 0.22% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	28,190	28,190
Series 2009 B, 0.23% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,760	13,760
		179,450
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.4% 5/7/13, VRDN (c)	1,300	1,300
New Mexico - 2.3%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	210,285	210,285
New York - 6.9%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.32% 5/7/13, LOC KeyBank NA, VRDN (c)	700	700
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 3A, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.35% 5/7/13, LOC Bank of America NA, VRDN (c)	11,300	11,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 2951, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,400	$ 1,400
Series Putters 3282, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Series ROC II R 14000X, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,900	2,900
Series ROC II R 14045, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series 2004 A3, 0.23% 5/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	2,000	2,000
Series 2004 H8, 0.23% 5/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	4,400	4,400
Series 2006 E2, 0.21% 5/1/13, LOC Bank of America NA, VRDN (c)	10,750	10,750
Series 2006 I3, 0.18% 5/1/13, LOC Bank of America NA, VRDN (c)	6,700	6,700
Series 2008 J6, 0.2% 5/1/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	4,500	4,500
Series 2012 G3, 0.22% 5/7/13 (Liquidity Facility Citibank NA), VRDN (c)	77,350	77,350
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.26% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,805	3,805
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.23% 5/7/13, LOC RBS Citizens NA, VRDN (c)	27,395	27,395
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.26% 5/7/13, LOC Citibank NA, VRDN (c)	29,120	29,120
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.22% 5/7/13, LOC Fannie Mae, VRDN (c)	22,000	22,000
(90 West Street Proj.) Series 2006 A, 0.21% 5/7/13, LOC Fannie Mae, VRDN (c)	3,370	3,370
Series 2009 A, 0.22% 5/7/13, LOC Freddie Mac, VRDN (c)	13,400	13,400
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.22% 5/7/13, LOC Lloyds TSB Bank PLC, VRDN (c)	9,100	9,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 10 29W, 0.23% 5/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,000	10,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series BC 13 3WX, 0.22% 5/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	$ 7,500	$ 7,500
Series EGL 06 69 Class A, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	16,270	16,270
Series Putters 3223, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series Putters 3496Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,945	7,945
Series ROC II R 11635, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11904, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series ROC II R 11930, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,715	9,715
Series 2008 BB2, 0.21% 5/1/13 (Liquidity Facility Bank of America NA), VRDN (c)	4,000	4,000
Series 2009 BB1, 0.2% 5/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	10,600	10,600
Series 2009 BB2, 0.21% 5/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,500	4,500
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.24% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Series ROC II R 11972, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,385	4,385
Series 2001 B, 0.21% 5/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	3,500	3,500
Series 2003 C4, 0.21% 5/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	9,250	9,250
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	12,350	12,350
(Univ. of Rochester Proj.) Series 2008 A1, 0.23% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	49,350	49,350
Participating VRDN:
Series EGL 06 47 Class A, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	20,500	20,500
Series EGL 07 0002, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	26,500	26,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 07 0066, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 6,600	$ 6,600
Series EGL 07 96, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	20,485	20,485
Series ROC II R 11722, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,600	1,600
Series ROC II R 11735, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series ROC II R 11975, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
New York Hsg. Fin. Agcy. Rev.:
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.21% 5/7/13, LOC Fannie Mae, VRDN (c)	6,000	6,000
(320 West 38th Street Hsg. Proj.) Series 2009 A, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,200	9,200
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,800	2,800
(Clinton Park Hsg. Proj.) Series 2010 A, 0.23% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	20,210	20,210
Series 2008 A, 0.23% 5/7/13, LOC Freddie Mac, VRDN (c)	9,200	9,200
Series 2009 A, 0.24% 5/7/13, LOC Fannie Mae, VRDN (c)	1,000	1,000
Series 2010 A, 0.23% 5/7/13, LOC Freddie Mac, VRDN (c)	7,450	7,450
New York Hsg. Fin. Svc. Contract Rev. Series 2003 M1, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	29,700	29,700
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A2, 0.21% 5/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	12,735	12,735
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	11,800	11,800
Series 2005 D1, 0.23% 5/7/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,800	8,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 A, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 6,000	$ 6,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series Putters 3685, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
		638,180
North Carolina - 2.8%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	9,000	9,000
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,075	6,075
Series 2002 C, 0.23% 5/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	5,600	5,600
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	55,300	55,300
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.22% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	14,600	14,600
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.24% 5/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	3,860	3,860
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,875	5,875
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,800	5,800
(High Point Univ. Rev.) Series 2006, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	6,930	6,930
Series 2011, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Series EGL 07 0015, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series Putters 3248, 0.18% 5/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,420	1,420
Series Putters 3331, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,250	1,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN: - continued
Series Putters 3333, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,500	$ 1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	10,150	10,150
(WakeMed Proj.) Series 2009 C, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	3,300	3,300
Participating VRDN:
Series RBC O 39, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,400	1,400
Series ROC II R 11806, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series WF 12 52C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	10,745	10,745
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	8,900	8,900
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.26% 5/7/13, LOC Cr. Industriel et Commercial, VRDN (c)	10,200	10,200
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 645, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,290	5,290
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	32,700	32,700
		256,785
Ohio - 1.4%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.26% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	23,625	23,625
Allen County Hosp. Facilities Rev. Series 2012 B, 0.22% 5/7/13, VRDN (c)	4,740	4,740
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.23% 5/1/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 15,430	$ 15,430
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	14,385	14,385
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2000, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Series 2007 M, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.35% 5/7/13, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,730	2,730
Lancaster Port Auth. Gas Rev. 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	6,535	6,535
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.41% 5/7/13, VRDN (c)	6,200	6,200
Series B, 0.29% 5/7/13, VRDN (c)	700	700
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 D, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,400	6,400
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,300	7,300
Series 2006 A, 0.24% 5/7/13, LOC UBS AG, VRDN (c)	18,240	18,240
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.21% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,935	1,935
		126,420
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.41% 5/7/13, LOC KBC Bank NV, VRDN (c)	2,400	2,400
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	5,000	5,000
		7,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.5%
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 8,000	$ 8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.23% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	37,000	37,000
		45,000
Pennsylvania - 2.6%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	6,470	6,470
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	1,595	1,595
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	7,835	7,835
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	5,000	5,000
(Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	2,100	2,100
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.2% 5/1/13, LOC Citibank NA, VRDN (c)	14,090	14,090
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.21% 5/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,835	12,835
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.25% 5/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	16,095	16,095
Series 2008 A2, 0.23% 5/7/13, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.25% 5/1/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,560	4,560
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,020	2,020
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	$ 8,700	$ 8,700
Haverford Township School District Series 2009, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (c)	1,000	1,000
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	10,920	10,920
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000
Series ROC II R 11505, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Series ROC II R 4050, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (c)	1,800	1,800
(Keystone College Proj.) Series 2001 H5, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	6,450	6,450
(King's College Proj.):
Series 2001 H6, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	3,825	3,825
Series 2002 J3, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	1,125	1,125
(Marywood Univ. Proj.) Series 2005 A, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	4,450	4,450
(Thomas Jefferson Univ. Proj.) Series 2008 B, 0.2% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Participating VRDN Series Putters 4139 Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,630	6,630
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, 0.22% 5/7/13, LOC Barclays Bank PLC, VRDN (c)	19,525	19,525
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (c)	6,200	6,200
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.22% 5/7/13, LOC Bank of America NA, VRDN (c)	40,400	40,400
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,400	13,400
Somerset County Gen. Oblig.:
Series 2009 A, 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	3,470	3,470
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Somerset County Gen. Oblig.: - continued
Series 2009 C, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	$ 805	$ 805
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	5,925	5,925
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	6,000	6,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	1,360	1,360
		245,085
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.23% 5/7/13, LOC Barclays Bank PLC NY Branch, VRDN (c)	1,000	1,000
Rhode Island - 0.6%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,290	12,290
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	3,060	3,060
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(New England Institute of Technology Proj.) Series 2008, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (c)	4,525	4,525
(Rhode Island School of Design Proj.) Series 2008 A, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,800	15,800
(Roger Williams Univ. Proj.) Series 2008 B, 0.22% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,710	17,710
		53,385
South Carolina - 0.5%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.25% 5/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,875	1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,885	4,885
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.21% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,700	10,700
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.28% 5/1/13, VRDN (c)	4,500	4,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2011B, 0.21% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 5,600	$ 5,600
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	800	800
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,925	17,925
		46,285
Tennessee - 1.5%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	6,000	6,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.27% 5/7/13, LOC Bank of America NA, VRDN (c)	1,700	1,700
Series 2003, 0.25% 5/1/13, LOC Bank of America NA, VRDN (c)	4,500	4,500
Series 2004, 0.25% 5/1/13, LOC Bank of America NA, VRDN (c)	2,055	2,055
Series 2005, 0.25% 5/1/13, LOC Bank of America NA, VRDN (c)	12,400	12,400
Series 2008, 0.25% 5/1/13, LOC Bank of America NA, VRDN (c)	35,215	35,215
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,980	3,980
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.22% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,000	7,000
Series 2011 B, 0.22% 5/7/13, LOC PNC Bank NA, VRDN (c)	3,100	3,100
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.22% 5/7/13, LOC Bank of America NA, VRDN (c)	105	105
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.25% 5/1/13, LOC Bank of America NA, VRDN (c)	18,125	18,125
Series 2004, 0.25% 5/1/13, LOC Bank of America NA, VRDN (c)	14,950	14,950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.): - continued
Series 2006, 0.25% 5/1/13, LOC Bank of America NA, VRDN (c)	$ 6,300	$ 6,300
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.22% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,000	2,000
Series Putters 2631, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
		137,430
Texas - 3.5%
Austin Independent School District Participating VRDN Series Putters 3554, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,035	7,035
Birdville Independent School District Participating VRDN Series MT 720, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	3,895	3,895
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,555	5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,720	4,720
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.21% 5/1/13, LOC Bank of America NA, VRDN (c)	12,000	12,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,400	11,400
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 08, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,040	17,040
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	8,635	8,635
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.22% 5/7/13, LOC Barclays Bank PLC, VRDN (c)	$ 11,500	$ 11,500
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	11,000	11,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,400	4,400
Harris County Hosp. District Rev. Series 2010, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,040	4,040
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	7,700	7,700
Houston Arpt. Sys. Rev. Series 2010, 0.22% 5/7/13, LOC Barclays Bank PLC, VRDN (c)	8,000	8,000
Houston Gen. Oblig. Participating VRDN Series MT 788, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	10,515	10,515
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Series ROC II R 11885X, 0.25% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series ROC II R 12267, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,955	7,955
Series Solar 06 70, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,950	3,950
Series 2004 B4, 0.22% 5/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	9,200	9,200
Keller Independent School District Participating VRDN Series WF11 55 C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,645	5,645
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,270	7,270
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 593 PB, 0.24% 5/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	3,980	3,980
North Texas Tollway Auth. Rev.:
Participating VRDN:
Series ROC II R 11947, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,200	7,200
Series ROC II R 14006, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,940	4,940
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2011 A, 0.24% 5/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	$ 9,750	$ 9,750
Plano Independent School District Participating VRDN Series WF 12 3C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,615	3,615
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.24% 5/7/13 (Total SA Guaranteed), VRDN (c)	6,000	6,000
(Total Petrochemicals and Refining USA, Inc. Proj.) Series 2012 A, 0.24% 5/7/13 (Total SA Guaranteed), VRDN (c)	11,700	11,700
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 27, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,000	13,000
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 0.23% 5/7/13, VRDN (c)	4,000	4,000
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.22% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	3,400	3,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 D, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,500	17,500
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.25% 5/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.27% 5/7/13, LOC Bank of America NA, VRDN (c)	2,150	2,150
Texas Gen. Oblig. Participating VRDN:
Series EGL 07 90, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,000	12,000
Series MS 3312, 0.22% 5/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	2,480	2,480
Series Putters 3480, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,495	2,495
Series Putters 4263, 0.18% 5/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Series Solar 06 57, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,105	9,105
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,570	10,570
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	$ 10,000	$ 10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,350	5,350
		324,015
Utah - 0.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	10,200	10,200
Utah County Hosp. Rev. Participating VRDN Series Putters 274 Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,900	9,900
		29,400
Virginia - 1.0%
Albemarle County Indl. Dev. Auth. 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	5,400	5,400
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) Series 2003, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	4,200	4,200
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.22% 5/7/13, VRDN (c)	14,310	14,310
Participating VRDN Series Putters 4260, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,510	12,510
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,750	3,750
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.3% 5/7/13, LOC Bank of America NA, VRDN (c)	7,905	7,905
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series Putters 4261, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,045	13,045
Richmond Pub. Util. Rev. Participating VRDN:
Series MT 777, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	4,985	4,985
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Richmond Pub. Util. Rev. Participating VRDN: - continued
Series ROC II R 10410, 0.24% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 2,400	$ 2,400
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,365	3,365
Series ROC II R 11923, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,885	5,885
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.25% 5/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series Putters 3791Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Wise County Indl. Dev. Auth. Hosp. Series 2012 C, 0.22% 5/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	3,260	3,260
		89,365
Washington - 1.9%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,055	17,055
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,285	8,285
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,335	3,335
Everett Gen. Oblig. Series 2001, 0.19% 5/7/13, LOC Bank of New York, New York, VRDN (c)	9,800	9,800
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,800	1,800
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.26% 5/7/13, LOC Bank of America NA, VRDN (c)	5,750	5,750
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.22% 5/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,570	7,570
Vancouver Hsg. Auth. Rev. Series 2008, 0.21% 5/7/13, LOC Freddie Mac, VRDN (c)	17,400	17,400
Washington Ctfs. of Prtn. Participating VRDN Series putters 4280Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,490	6,490
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 6,125	$ 6,125
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	6,665	6,665
Series BA 1212, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	4,640	4,640
Series Clipper 05 39, 0.22% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,500	2,500
Series DB 599, 0.23% 5/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	4,900	4,900
Series DB 606, 0.23% 5/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,895	5,895
Series Putters 3054, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
Series Putters 3856, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,500	8,500
Series Putters 3872, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series ROC II R 11924, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,000	1,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series Putters 4728, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	9,110	9,110
Series ROC II R 14029, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,400	5,400
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.22% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,600	6,600
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.24% 5/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
(Discovery Heights Apt. Proj.) Series 2010, 0.23% 5/7/13, LOC Freddie Mac, VRDN (c)	7,600	7,600
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.22% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,200	2,200
(Urban Ctr. Apts. Proj.) Series 2012, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.22% 5/7/13, LOC Fannie Mae, VRDN (c)	3,750	3,750
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 2,100	$ 2,100
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,515	9,515
		180,485
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.21% 5/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	10,800	10,800
Series 2009 B, 0.23% 5/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	6,500	6,500
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.23% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	22,700	22,700
		40,000
Wisconsin - 0.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,200	9,200
Wisconsin Gen. Oblig. Participating VRDN Series Solar 07 4, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	24,215	24,215
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
ROC II R 11837, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,475	1,475
Series MS 3259. 0.25% 5/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,000	5,000
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2006 A, 0.21% 5/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	4,965	4,965
		44,855
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,250	6,250
TOTAL VARIABLE RATE DEMAND NOTE (Cost $5,510,788)		5,510,788
Other Municipal Debt - 32.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Bonds:
Series 2009 A, 5% 5/1/13	$ 5,850	$ 5,850
Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,700	1,700
		7,550
Alaska - 0.1%
Alaska Indl. Dev. & Export Auth. Rev. Bonds:
(Providence Health Systems Proj.) Series 2003 H, 5.25% 10/1/13	1,380	1,409
Series WF 11 132C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,680	8,680
Anchorage Gen. Oblig. Series A1, 0.23% 6/5/13, LOC Wells Fargo Bank NA, CP	1,900	1,900
North Slope Borough Gen. Oblig. Bonds:
Series 2004 A, 0% 6/30/13	2,100	2,099
Series 2012 A, 1% 6/30/13	1,600	1,602
		15,690
Arizona - 0.6%
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,040	4,040
Phoenix Civic Impt. Series 2011 B:
0.16% 6/13/13, LOC Barclays Bank PLC, CP	7,200	7,200
0.16% 6/13/13, LOC Barclays Bank PLC, CP	12,100	12,100
Phoenix Civic Impt. Corp. Series 2009, 0.16% 5/7/13, LOC Bank of America NA, CP	7,200	7,200
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2012 B, 0.17% 6/6/13, LOC Wells Fargo Bank NA, CP	15,500	15,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2013 C, 0.17% 8/13/13, CP	13,000	13,000
		59,040
Arkansas - 0.1%
Arkansas Gen. Oblig. Bonds Series 2010, 5% 8/1/13	4,785	4,843
California - 6.7%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.15% 5/1/13, LOC Fed. Home Ln. Bank, San Francisco, CP	3,500	3,500
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	10,315	10,315
Berkeley Gen. Oblig. TRAN 1% 7/11/13	6,300	6,310
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 M, 5% 5/1/13	$ 2,885	$ 2,885
Series 2010 M. 4% 5/1/13	1,220	1,220
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/13	5,705	5,753
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.19% tender 12/5/13, CP mode	11,200	11,200
California Gen. Oblig. RAN:
Series A1, 2.5% 5/30/13	105,700	105,885
Series A2, 2.5% 6/20/13	15,890	15,940
California Statewide Cmntys. Dev. Auth. Rev. Bonds (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	3,200	3,215
5% 6/15/13	30,025	30,202
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,455	8,455
Fresno County Gen. Oblig. TRAN 2% 6/28/13	3,700	3,710
Long Beach Unified School District TRAN 1.5% 12/31/13	10,700	10,794
Los Angeles County Gen. Oblig.:
Series 2010 C, 0.2% 5/17/13, LOC Wells Fargo Bank NA, CP	6,300	6,300
Series 2010 D, 0.18% 7/10/13, LOC U.S. Bank NA, Cincinnati, CP	3,860	3,860
TRAN Series 2012 C, 2% 6/28/13	85,000	85,243
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2012 A, 2% 5/31/13	5,500	5,508
Los Angeles Dept. of Wtr. & Pwr. Rev. Bonds Series 2011 A, 4% 7/1/13	5,000	5,032
Los Angeles Gen. Oblig.:
Bonds Series 2011 A, 2.5% 9/1/13	3,405	3,432
TRAN Series 2012 E, 2% 6/27/13	75,000	75,208
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2004 A1:
0.16% 5/21/13, LOC Wells Fargo Bank NA, CP	1,000	1,000
0.16% 5/21/13, LOC Wells Fargo Bank NA, CP	7,400	7,400
Series 2004 A2, 0.16% 5/21/13, LOC JPMorgan Chase Bank, CP	3,728	3,728
Los Angeles Unified School District Bonds Series Putters 4290, 0.26%, tender 6/27/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	21,700	21,700
Oakland Gen. Oblig. TRAN Series 2012 A, 1% 6/28/13	15,625	15,644
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Sanitation District Ctfs. of Prtn. BAN Series 2012 C, 2% 10/30/13	$ 5,800	$ 5,851
Riverside County Gen. Oblig. TRAN Series 2012 B, 2% 6/28/13	7,900	7,923
Sacramento Muni. Util. District Elec. Rev. Series 2011 L:
0.15% 5/6/13, LOC Barclays Bank PLC NY Branch, CP	53,000	53,000
0.15% 5/14/13, LOC Barclays Bank PLC NY Branch, CP	13,000	13,000
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	6,700	6,719
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,995	7,995
San Francisco City & County Gen. Oblig. Bonds Series 2011 R1, 5% 6/15/13	5,200	5,231
San Francisco County Trans. Auth. Series 2004 A, 0.15% 5/1/13, LOC Wells Fargo Bank NA, CP	28,500	28,500
Ventura County Gen. Oblig. TRAN 2.5% 7/1/13	30,900	31,019
		612,677
Colorado - 0.8%
Colorado Ed. Ln. Prog. TRAN:
Series 2012 B, 2% 6/27/13	31,600	31,689
Series 2012 C, 1.5% 6/27/13	11,500	11,524
Colorado Gen. Fdg. Rev. TRAN Series 2012 A, 2.5% 6/27/13	18,600	18,668
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,690	5,690
Jefferson County School District #R1 TAN Series 2012, 1.5% 6/28/13	3,250	3,257
		70,828
Connecticut - 0.2%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.4% tender 5/8/13, CP mode	11,500	11,500
Connecticut Gen. Oblig. Bonds Series 2012 F, 1% 9/15/13	4,835	4,849
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	1,580	1,599
		17,948
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.0%
Delaware Gen. Oblig. Bonds Series 2009 C:
5% 10/1/13	$ 3,275	$ 3,341
5% 1/1/14	1,200	1,238
		4,579
District Of Columbia - 0.6%
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	13,600	13,600
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.16% tender 5/6/13, LOC JPMorgan Chase Bank, CP mode	10,400	10,400
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.17% 8/7/13, LOC JPMorgan Chase Bank, CP	7,800	7,800
0.18% 8/5/13, LOC JPMorgan Chase Bank, CP	19,800	19,800
		51,600
Florida - 2.0%
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2005 A, 5% 6/1/13	1,700	1,707
Series 2006 C, 3% 6/1/13	2,000	2,005
Series 2012 A, 5% 6/1/13	1,600	1,606
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2003 B, 5% 7/1/13	1,625	1,638
Series 2010 D, 5% 7/1/13	885	892
Series 2011 A, 4% 7/1/13	10,000	10,063
Series 2011 B, 4% 7/1/13	750	755
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2006 A, 5% 7/1/13	4,030	4,062
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds:
Series 1997 B, 6% 7/1/13	2,800	2,827
Series 1998 A, 6% 7/1/13	3,790	3,826
Florida Gen. Oblig. Bonds:
Series 2003 A, 5% 7/1/13	1,500	1,512
Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	2,860	2,860
Series WF 12 87C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,300	6,300
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A, 5% 7/1/13	1,300	1,310
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.15% 5/1/13, LOC JPMorgan Chase Bank, CP	6,542	6,542
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Local Govt. Fin. Cmnty. Series 2011 A1: - continued
0.17% 5/6/13, LOC JPMorgan Chase Bank, CP	$ 7,530	$ 7,530
0.17% 6/4/13, LOC JPMorgan Chase Bank, CP	2,987	2,987
0.2% 6/4/13, LOC JPMorgan Chase Bank, CP	5,960	5,960
Hillsborough County Cap. Impt. Prog. Rev. Series 2013 A:
0.18% 7/11/13, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.2% 5/23/13, LOC State Street Bank & Trust Co., Boston, CP	5,160	5,160
Indian River County School District TAN Series 2012, 1.25% 6/30/13	3,000	3,005
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series 2010 E, 3% 10/1/13	1,110	1,123
Series 2013 C1, 0.16% 6/5/13, CP	39,500	39,500
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/13	6,000	6,120
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	15,900	15,900
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	26,080	26,080
Tampa Health Sys. Rev. Bonds:
Series 2012 B, 0.32%, tender 11/26/13 (c)	4,800	4,800
Series WF 12 21 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,815	9,815
		180,885
Georgia - 0.3%
Georgia Gen. Oblig. Bonds:
Series 2003 B, 5% 7/1/13	2,000	2,016
Series 2007 E, 5% 8/1/13	2,100	2,125
Series 85TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,490	3,490
Georgia Muni. Elec. Auth. Pwr. Rev. Bonds Series 1985 A, 0.15% tender 5/6/13, LOC Barclays Bank PLC, CP mode	7,500	7,500
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	2,400	2,417
Metropolitan Atlanta Rapid Transit Series 2012 D1:
0.16% 5/3/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,900	2,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Series 2012 D1: - continued
0.16% 5/3/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	$ 2,900	$ 2,900
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2006 A, 5% 7/1/13	2,500	2,520
		25,868
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2013 A, 5% 7/1/13	1,000	1,008
Honolulu City and County Wastewtr. Sys. Bonds Series WF 11 119C, 0.19%, tender 10/10/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,560	5,560
		6,568
Idaho - 0.6%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	51,700	51,848
Illinois - 0.6%
Illinois Fin. Auth. Ed. Rev. 0.16% 8/6/13, LOC PNC Bank NA, CP	4,800	4,800
Illinois Fin. Auth. Rev. Bonds:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 H:
0.15% tender 5/15/13, CP mode	14,000	14,000
0.17% tender 6/3/13, CP mode	5,800	5,800
Series 2008 D, 4.5% 11/1/13	1,310	1,338
Illinois Sales Tax Rev. Bonds:
First Series 2003, 5.25% 6/15/13	1,330	1,338
Series 2010, 5% 6/15/13	1,510	1,519
Series WF 11 125C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	22,330	22,330
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012, 5% 12/15/13	1,200	1,236
		52,361
Indiana - 1.8%
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2011 N, 3% 3/1/14	1,000	1,022
Indiana Fin. Auth. Indl. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2012, 0.2%, tender 7/1/13 (c)	152,570	152,569
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2, 0.15% tender 5/6/13, CP mode	5,900	5,900
Indianapolis Gas Util. Sys. Rev. Series 2001 A2, 0.16% 5/2/13, LOC JPMorgan Chase Bank, CP	6,100	6,100
		165,591
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.25% 9/1/13 (c)	$ 2,600	$ 2,600
Wichita Gen. Oblig. BAN Series 254, 0.25% 2/11/14	14,600	14,603
		17,203
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 5/16/13, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.25% tender 5/16/13, CP mode	6,500	6,500
		9,600
Maryland - 1.1%
Baltimore County Gen. Oblig.:
Bonds:
Series 2006, 5% 9/1/13	1,000	1,016
Series 2008, 5% 2/1/14	2,250	2,331
Series WF 11 137C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	7,110	7,110
Series 2011:
0.16% 5/16/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	11,250	11,250
0.16% 5/16/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	11,500	11,500
0.16% 6/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	18,000	18,000
0.17% 6/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,650	10,650
0.18% 7/9/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	27,000	27,000
Baltimore Gen. Oblig. Bonds Series 2013 A, 1% 10/15/13	1,590	1,596
Maryland Gen. Oblig. Bonds Second Series, 5% 8/1/13	1,500	1,518
Montgomery County Gen. Oblig. Bonds:
Series 2010 A, 5% 8/1/13	4,485	4,539
Series 2012 B, 2.5% 11/1/13	4,290	4,339
		100,849
Massachusetts - 0.9%
Massachusetts Gen. Oblig. RAN Series 2012 A, 2% 5/23/13	45,000	45,050
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 5/16/13, CP mode	9,800	9,800
Series 1993 A, 0.4% tender 5/23/13, CP mode	18,200	18,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.): - continued
Series 1993 B:
0.45% tender 5/29/13, CP mode	$ 1,950	$ 1,950
0.45% tender 5/29/13, CP mode	900	900
0.45% tender 5/29/13, CP mode	1,000	1,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,805	6,805
		83,705
Michigan - 0.7%
Michigan Bldg. Auth. Rev. Series 6, 0.17% 6/6/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	20,395	20,395
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.15% tender 5/16/13, CP mode	13,700	13,700
0.16% tender 6/5/13, CP mode	29,700	29,700
		63,795
Minnesota - 0.1%
Minnesota Gen. Oblig. Bonds Series 2010 E. 4% 8/1/13	1,310	1,323
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/14	2,125	2,196
Univ. of Minnesota Univ. Revs. Series 2005 A, 0.16% 6/18/13, CP	5,400	5,400
		8,919
Missouri - 0.1%
Missouri Board of Pub. Buildings Spl. Oblig. Bonds Series 2003 A, 5% 10/15/13 (Pre-Refunded to 10/15/13 @ 100)	3,100	3,168
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13	5,500	5,508
		8,676
Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.15% 5/1/13, CP	5,650	5,650
0.15% 5/14/13, CP	9,500	9,500
0.16% 5/6/13, CP	5,300	5,300
0.16% 5/8/13, CP	12,400	12,400
0.17% 7/16/13, CP	5,900	5,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A:
0.17% 5/1/13, CP	$ 3,500	$ 3,500
0.18% 5/3/13, CP	7,500	7,500
0.2% 5/15/13, CP	6,600	6,600
0.2% 5/16/13, CP	12,000	12,000
		68,350
Nevada - 0.3%
Clark County Fuel Tax Bonds Series WF 12 47C 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	7,655	7,655
Clark County School District Bonds:
Series 2008 A, 5% 6/15/13	2,350	2,363
Series 2011 B. 5% 6/15/13	1,000	1,006
Nevada Gen. Oblig. Bonds Series 2005 A, 5% 2/1/14	2,000	2,072
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.17% 8/7/13, LOC JPMorgan Chase Bank, CP	8,000	8,000
Series 2006 B, 0.17% 8/5/13, LOC Wells Fargo Bank NA, CP	9,000	9,000
		30,096
New Hampshire - 0.0%
New Hampshire Gen. Oblig. Bonds Series 2012 B, 5% 11/1/13	2,700	2,765
New Jersey - 0.1%
New Jersey Tobacco Settlement Fing. Corp. Bonds Series 2003, 7% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	4,100	4,124
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	3,800	3,824
		7,948
New Mexico - 0.2%
New Mexico Severance Tax Rev. Bonds Series 2010 D, 4% 7/1/13	20,250	20,379
New York - 0.6%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2013, 0.18% 12/23/13, CP	12,400	12,400
New York Dorm. Auth. Revs. Series 1998, 0.16% 6/12/13, CP	6,500	6,500
New York Metropolitan Trans. Auth. Rev. Series 2C:
0.15% 5/8/13, LOC Royal Bank of Canada, CP	15,300	15,300
0.15% 5/8/13, LOC Royal Bank of Canada, CP	4,500	4,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Pwr. Auth. Series 1:
0.15% 5/6/13, CP	$ 10,000	$ 10,000
0.18% 7/15/13, CP	7,300	7,300
		56,000
North Carolina - 0.5%
Board of Governors of the Univ. of North Carolina Series 2013 D, 0.16% 6/5/13, CP	1,000	1,000
Guilford County Gen. Oblig. Bonds Series 2005 C, 4.5% 10/1/13	5,000	5,090
Mecklenburg County Gen. Oblig. Bonds:
Series 2009 A, 5% 8/1/13	3,455	3,497
Series 2013 A, 2% 12/1/13	3,030	3,062
North Carolina Gen. Oblig. Bonds Series 2013 E, 2% 5/1/13	5,900	5,900
North Carolina Grant Anticipation Rev. Bonds Series 2007, 5% 3/1/14	1,015	1,055
North Carolina Ltd. Oblig. Bonds Series 2013 A, 5% 5/1/14	6,865	7,192
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2012 A, 2% 1/1/14	15,400	15,579
Univ. of North Carolina Charlotte Gen. Rev. Bonds Series 2013 A, 3% 4/1/14	2,030	2,082
		44,457
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.17% tender 8/6/13, CP mode	3,000	3,000
Series 2008 B6, 0.17% tender 8/6/13, CP mode	15,000	15,000
Series 2008 B6, 0.19% tender 6/6/13, CP mode	10,000	10,000
		28,000
Oregon - 1.2%
Clackamas County Hosp. Facility Auth. Bonds:
(Providence Health Sys. Proj.):
Series 2003 E:
0.15% tender 5/28/13, CP mode	10,000	10,000
0.17% tender 6/17/13, CP mode	8,000	8,000
Series 2003 F, 0.16% tender 8/6/13, CP mode	10,000	10,000
Series 2003 G, 0.16% tender 8/6/13, CP mode	14,275	14,275
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,905	5,905
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Gen. Oblig.: - continued
TAN Series 2012 A, 2% 6/28/13	$ 62,615	$ 62,794
Portland Swr. Sys. Rev. Bonds Series 2007 A, 5% 6/1/13	3,675	3,690
		114,664
Pennsylvania - 0.3%
Pennsylvania Gen. Oblig. Bonds Series WF 11 121C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,745	4,745
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A, 0.17% 6/5/13, LOC Bank of America NA, CP	10,000	10,000
Philadelphia Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	12,100	12,134
		26,879
South Carolina - 0.3%
Beaufort County School District BAN Series 2013 B, 1.25% 4/24/14	6,200	6,264
Charleston County School District BAN 1% 5/8/14 (b)	5,900	5,948
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2013 A, 1.5% 3/3/14 (South Carolina Gen. Oblig. Guaranteed)	11,700	11,827
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2009, 5% 1/1/14	1,000	1,032
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 5/1/13, CP mode	7,100	7,100
		32,171
Tennessee - 0.0%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Bonds Series 2010 A, 5% 7/1/13	2,000	2,016
Tennessee Gen. Oblig. Bonds Series 2005 B, 5% 8/1/13	2,250	2,277
		4,293
Texas - 6.9%
Arlington Independent School District Bonds Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,050	2,128
Austin Elec. Util. Sys. Rev. Series 2013 A:
0.16% 5/15/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	27,000	27,000
0.16% 5/15/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,460	2,460
Austin Gen. Oblig. Bonds Series 2012 A, 3% 9/1/13	1,800	1,817
Austin Independent School District Bonds Series 2004, 5% 8/1/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,012
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Comal Independent School District Bonds Series 2012 A, 3% 2/1/14 (Permanent School Fund of Texas Guaranteed)	$ 1,410	$ 1,439
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2012 A, 2% 10/1/13	2,600	2,620
Frisco Independent School District Bonds Series WF 11 1C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,830	6,830
Harris County Gen. Oblig.:
Series 2013 A1, 0.15% 5/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,300	4,300
Series 2013 D, 0.18% 8/15/13 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
Harris County Metropolitan Trans. Auth.:
Series 2012 A1, 0.21% 5/21/13 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
Series 2013 A1:
0.16% 5/1/13 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
0.17% 5/8/13 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
0.17% 6/18/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Harris County Tex Metropolitan Tran Auth. Bonds Series WF 11 104 C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	30,785	30,785
Houston Gen. Oblig. Series 2013 A, 0.17% 5/14/13, LOC Union Bank NA, CP	7,600	7,600
Houston Util. Sys. Rev.:
Bonds:
Series 2010 C, 5% 11/15/13	1,905	1,954
Series 2011 E, 5% 11/15/13	2,000	2,052
Series 2013 B2:
0.15% 5/23/13, LOC Wells Fargo Bank NA, CP	4,600	4,600
0.24% 5/23/13, LOC Wells Fargo Bank NA, CP	6,300	6,300
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,100	4,100
Judson Independent School District Bonds Series MS 06 1859, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,940	3,940
Lower Colorado River Auth. Rev.:
Bonds Series 2012, 5% 5/15/13	7,020	7,033
0.18% 7/9/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. Bonds (LCRA Transmission Svcs. Corp. Proj.) Series 2011 A, 5% 5/15/13	$ 1,000	$ 1,002
North East Texas Independent School District Bonds Series 2007 A, 0% 8/1/13 (Permanent School Fund of Texas Guaranteed)	1,000	999
North Texas Tollway Auth. Rev. Bonds Series 2009 D, 0.16% tender 6/6/13, LOC JPMorgan Chase Bank, CP mode	8,000	8,000
Pasadena Independent School District Bonds Series 2013, 1% 8/15/13 (Permanent School Fund of Texas Guaranteed)	3,500	3,508
San Antonio Wtr. Sys. Rev. Bonds:
Series 2011 A, 3% 5/15/13	1,000	1,001
Series WF 12 76C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,200	5,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.31%, tender 11/26/13 (c)	3,200	3,200
Texas A&M Univ. Rev. Series 1993 B:
0.14% 5/1/13, CP	9,000	9,000
0.15% 5/1/13, CP	10,000	10,000
0.15% 5/2/13, CP	6,300	6,300
Texas Gen. Oblig.:
Bonds Series 2011 A:
4% 8/1/13	2,610	2,635
4% 10/1/13	1,200	1,219
TRAN 2.5% 8/30/13	353,050	355,735
Texas Muni. Pwr. Agy. Rev. Series 2005:
0.18% 7/12/13, LOC Barclays Bank PLC, CP	3,200	3,200
0.21% 5/17/13, LOC Barclays Bank PLC, CP	3,700	3,700
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/13	4,575	4,612
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2006 A, 5.25% 4/1/14	1,170	1,224
Series 2007, 5% 4/1/14	1,000	1,044
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2004 A, 5.25% 8/15/13	2,900	2,942
Series 2002 A:
0.14% 5/7/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,494	11,494
0.15% 5/3/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,700	5,700
Upper Trinity Reg'l. Wtr. District Series 2013 A, 0.16% 5/7/13, LOC Bank of America NA, CP	6,750	6,750
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Victoria Independent School District Bonds:
Series 2005, 4% 2/15/14 (Permanent School Fund of Texas Guaranteed)	$ 1,360	$ 1,401
Series WF 08 26C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	12,290	12,290
		650,926
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2008 A, 5.25% 7/1/13 (Escrowed to Maturity)	1,300	1,311
Series 1997 B1, 0.15% 5/6/13 (Liquidity Facility Bank of Nova Scotia), CP	5,100	5,100
Series 1997 B3, 0.16% 5/1/13 (Liquidity Facility JPMorgan Chase Bank), CP	41,000	41,000
Series 1998 B4, 0.17% 6/6/13 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Utah Gen. Oblig. Bonds:
Series 2009 C, 4% 7/1/13	2,500	2,516
Series 2011 A, 4% 7/1/13	1,000	1,006
		53,873
Virginia - 0.7%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.3%, tender 11/26/13 (c)	7,900	7,900
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.34%, tender 11/26/13 (c)	17,240	17,240
Series 2012 A, 0.3%, tender 11/26/13 (c)	13,140	13,140
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Prog.) Series 2010 B, 5% 2/1/14	4,110	4,259
Series 2010 B, 5% 9/1/13	4,490	4,563
Virginia Commonwealth Trans. Board Rev. Bonds:
Series 2007 B, 5% 5/15/13	3,000	3,006
Series WF 11 93C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,690	8,690
Virginia Gen. Oblig. Bonds Series 2007 A, 5% 6/1/13	1,190	1,195
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series MS 06 1860, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	11,795	11,795
		71,788
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - 0.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	$ 9,950	$ 9,950
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.):
Series 2003 A, 5.5% 7/1/13	4,000	4,036
Series 2004 A, 5.25% 7/1/13	1,815	1,830
Series 2007 C, 5% 7/1/13	1,010	1,018
Series 2008 C, 5% 7/1/13	4,495	4,531
Series 2007 A, 5% 7/1/13	1,675	1,688
Seattle Gen. Oblig. Bonds Series 2009, 5% 5/1/13	1,000	1,000
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2010 B, 5% 2/1/14	1,500	1,553
Snohomish County Pub. Util. District #1 Bonds Series 2010, 5% 12/1/13	1,100	1,131
Washington Ctfs. of Prtn. Bonds Series 2012 B, 3% 7/1/13	1,250	1,256
Washington Gen. Oblig. Bonds:
Series 2003 A, 5% 7/1/13	1,050	1,058
Series 2003 C, 0% 6/1/13	4,400	4,399
Series 2004 C, 4.5% 1/1/14	3,000	3,086
Series 2005 B, 4% 1/1/14	700	717
Series 2012 B2, 4% 8/1/13	5,255	5,305
Series 2013 A, 4% 7/1/13	3,500	3,522
Series 2013 D, 2% 2/1/14	2,780	2,818
Series WF 11-16C, 0.27%, tender 5/9/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	13,615	13,615
		62,513
Wisconsin - 1.0%
Madison Metropolitan School District TRAN 2% 9/4/13	1,000	1,006
Milwaukee School District RAN Series 2012 M11, 1.5% 6/26/13	26,100	26,152
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5% 5/1/13	1,500	1,500
Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,200	5,200
Series 2006 A, 0.15% 5/6/13 (Liquidity Facility Bank of New York, New York), CP	12,100	12,100
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Agnesian HealthCare, Inc. Proj.) Series 2010 C, 0.16% tender 5/3/13, LOC Bank of America NA, CP mode	13,205	13,205
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds: - continued
(Hosp. Sisters Svcs., Inc. Proj.) Series 2013 B:
0.16% tender 6/5/13, LOC U.S. Bank NA, Cincinnati, CP mode	$ 4,600	$ 4,600
0.16% tender 8/5/13, CP mode	3,260	3,260
Series 2012 B, 2% 8/15/13	3,100	3,114
Wisconsin Trans. Rev.:
Series 1997, 0.18% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.17% 9/12/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,910	6,910
0.18% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
		89,388
TOTAL OTHER MUNICIPAL DEBT (Cost $2,985,113)		2,985,113
Investment Company - 7.8%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.20% (d)(e) (Cost $721,704)	721,704,000	721,704
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $9,217,605)		9,217,605
NET OTHER ASSETS (LIABILITIES) - 0.2%		15,371
NET ASSETS - 100%		$ 9,232,976
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $319,125,000 or 3.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	1/3/13	$ 1,700
Alaska Indl. Dev. & Export Auth. Rev. Bonds Series WF 11 132C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	11/17/11	$ 8,680
Baltimore County Gen. Oblig. Bonds Series WF 11 137C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/1/11	$ 7,110
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	9/29/11	$ 10,315
Security	Acquisition Date	Cost (000s)
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	9/25/12	$ 4,040
Clark County Fuel Tax Bonds Series WF 12 47C 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	6/21/12	$ 7,655
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12	$ 5,690
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/22/11	$ 13,600
Security	Acquisition Date	Cost (000s)
Florida Gen. Oblig. Bonds Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/10/06	$ 2,860
Florida Gen. Oblig. Bonds Series WF 12 87C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	11/1/12	$ 6,300
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	7/17/12	$ 8,455
Frisco Independent School District Bonds Series WF 11 1C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 6,830
Georgia Gen. Oblig. Bonds Series 85TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	10/18/12	$ 3,490
Security	Acquisition Date	Cost (000s)
Harris County Tex Metropolitan Tran Auth. Bonds Series WF 11 104 C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA)	9/29/11 - 2/2/12	$ 30,785
Honolulu City and County Wastewtr. Sys. Bonds Series WF 11 119C, 0.19%, tender 10/10/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11	$ 5,560
Illinois Sales Tax Rev. Bonds Series WF 11 125C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	11/10/11 - 5/15/12	$ 22,330
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 4,100
Judson Independent School District Bonds Series MS 06 1859, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.)	9/7/12	$ 3,940
Security	Acquisition Date	Cost (000s)
Los Angeles Unified School District Bonds Series Putters 4290, 0.26%, tender 5/2/13 (Liquidity Facility JPMorgan Chase & Co.)	3/28/13	$ 21,700
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11	$ 6,805
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	4/26/12	$ 15,900
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/12/12	$ 5,905
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	10/27/11 - 12/2/11	$ 26,080
Security	Acquisition Date	Cost (000s)
Pennsylvania Gen. Oblig. Bonds Series WF 11 121C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 4,745
San Antonio Wtr. Sys. Rev. Bonds Series WF 12 76C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	10/4/12	$ 5,200
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/1/12	$ 7,995
Tampa Health Sys. Rev. Bonds Series WF 12 21 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	7/3/12 - 9/10/12	$ 9,815
Victoria Independent School District Bonds Series WF 08 26C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 12,290
Security	Acquisition Date	Cost (000s)
Virginia Commonwealth Trans. Board Rev. Bonds Series WF 11 93C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	8/11/11	$ 8,690
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series MS 06 1860, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.)	9/5/12	$ 11,795
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.27%, tender 5/9/13 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 11/1/12	$ 13,615
Wisconsin Gen. Oblig. Bonds Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12 - 12/28/12	$ 5,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 295
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,495,901)	$ 8,495,901
Fidelity Central Funds (cost $721,704)	721,704
Total Investments (cost $9,217,605)		$ 9,217,605
Cash		540
Receivable for fund shares sold		142,960
Interest receivable		22,111
Distributions receivable from Fidelity Central Funds		94
Prepaid expenses		7
Receivable from investment adviser for expense reductions		173
Other receivables		55
Total assets		9,383,545

Liabilities
Payable for investments purchased Regular delivery	$ 36,954
Delayed delivery	5,948
Payable for fund shares redeemed	102,730
Distributions payable	5
Accrued management fee	1,445
Other affiliated payables	3,394
Other payables and accrued expenses	93
Total liabilities		150,569

Net Assets		$ 9,232,976
Net Assets consist of:
Paid in capital		$ 9,232,303
Accumulated undistributed net realized gain (loss) on investments		673
Net Assets		$ 9,232,976

Daily Money Class: Net Asset Value, offering price and redemption price per share ($449,012 ÷ 448,563 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($414,243 ÷ 413,839 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($8,369,721 ÷ 8,365,074 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Interest		$ 7,287
Income from Fidelity Central Funds		295
Total income		7,582

Expenses
Management fee	$ 11,785
Transfer agent fees	9,431
Distribution and service plan fees	1,728
Accounting fees and expenses	387
Custodian fees and expenses	61
Independent trustees' compensation	17
Registration fees	357
Audit	26
Legal	17
Miscellaneous	73
Total expenses before reductions	23,882
Expense reductions	(16,767)	7,115
Net investment income (loss)		467
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		519
Net increase in net assets resulting from operations		$ 986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 467	$ 825
Net realized gain (loss)	519	585
Net increase in net assets resulting from operations	986	1,410
Distributions to shareholders from net investment income	(467)	(826)
Share transactions - net increase (decrease)	491,454	784,249
Total increase (decrease) in net assets	491,973	784,833

Net Assets
Beginning of period	8,741,003	7,956,170
End of period	$ 9,232,976	$ 8,741,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.001	.019
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.001	.019
Distributions from net investment income	- F	- F	- F	- F	(.001)	(.019)
Distributions from net realized gain	-	-	-	-	-	- F
Total distributions	- F	- F	- F	- F	(.001)	(.019)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.01%	.06%	1.87%
Ratios to Average Net Assets D,E
Expenses before reductions	.73% A	.72%	.72%	.72%	.76%	.73%
Expenses net of fee waivers, if any	.15% A	.17%	.21%	.28%	.60%	.70%
Expenses net of all reductions	.15% A	.17%	.21%	.28%	.59%	.61%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.05%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$ 449	$ 481	$ 525	$ 508	$ 597	$ 922

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.016
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.016
Distributions from net investment income	- F	- F	- F	- F	- F	(.016)
Distributions from net realized gain	-	-	-	-	-	- F
Total distributions	- F	- F	- F	- F	- F	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.01%	.02%	1.62%
Ratios to Average Net Assets D,E
Expenses before reductions	.98% A	.97%	.97%	.97%	1.01%	.98%
Expenses net of fee waivers, if any	.15% A	.17%	.22%	.28%	.63%	.95%
Expenses net of all reductions	.15% A	.17%	.22%	.28%	.63%	.86%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.02%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$ 414	$ 402	$ 399	$ 371	$ 452	$ 660

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.002	.021
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.002	.021
Distributions from net investment income	- F	- F	- F	- F	(.002)	(.021)
Distributions from net realized gain	-	-	-	-	-	- F
Total distributions	- F	- F	- F	- F	(.002)	(.021)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.01%	.18%	2.13%
Ratios to Average Net Assets D,E
Expenses before reductions	.47% A	.47%	.47%	.47%	.51%	.48%
Expenses net of fee waivers, if any	.15% A	.17%	.21%	.28%	.47%	.45%
Expenses net of all reductions	.15% A	.17%	.21%	.28%	.46%	.36%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.18%	2.06%
Supplemental Data
Net assets, end of period (in millions)	$ 8,370	$ 7,858	$ 7,032	$ 6,006	$ 5,918	$ 6,784

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury offers three classes of shares, Daily Money Class, Capital Reserves Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Treasury Advisor B Class shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class, along with Treasury Advisor B Class, has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Treasury Advisor B Class shares will automatically convert to Treasury Daily Money Class shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime and Tax-Exempt, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. During the period, the Funds incurred an excise tax liability on undistributed net investment income for Treasury, undistributed net investment income and undistributed short-term capital gain for Prime, and undistributed long-term capital gain for Tax-Exempt, which is included in Miscellaneous expense on each Statement of Operations. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

Prime and Tax-Exempt purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Treasury	$ 5,123,022	$ -	$ -	$ -
Prime	18,219,417	-	-	-
Tax-Exempt	9,217,605	-	-	-

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding.

Semiannual Report

3. Significant Accounting Policies - continued

Reverse Repurchase Agreements - continued

Information related to reverse repurchase agreements for which each applicable fund was subject to interest is as follows:

	Average Loan Balance	Weighted Average Interest Rate
Prime	$ 31,350.01%

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Treasury	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Daily Money Class	-%	.25%	$ 4,868	$ -
Capital Reserves Class	.25%	.25%	3,317	-
Advisor B Class	.75%	.25%	128	-
Advisor C Class	.75%	.25%	524	-
			$ 8,837	$ -
Prime
Daily Money Class	-%	.25%	$ 10,652	$ -
Capital Reserves Class	.25%	.25%	24,898	-
			$ 35,550	$ -
Tax-Exempt
Daily Money Class	-%	.25%	$ 650	$ -
Capital Reserves Class	.25%	.25%	1,078	-
			$ 1,728	$ -

During the period, FMR or its affiliates waived a portion of these fees.

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5.00% to 1.00% for Treasury - Advisor B and 1.00% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC

Treasury
Daily Money Class	$ -
Advisor B Class*	47
Advisor C Class*	27
Prime
Daily Money Class	7
Tax-Exempt
Daily Money Class	-

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer agency and shareholder servicing functions. FIIOC receives asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of average net assets. The transfer agent fee for each class of Tax-Exempt is paid to Citibank. For the period, transfer agent fees for each class were as follows:

Treasury - Daily Money Class	$ 3,905
Treasury - Capital Reserves Class	1,328
Treasury - Advisor B Class	26
Treasury - Advisor C Class*	106
$ 5,365
Prime - Daily Money Class	$ 8,548
Prime - Capital Reserves Class	9,960
$ 18,508
Tax-Exempt - Daily Money Class	$ 520
Tax-Exempt - Capital Reserves Class	432
Tax-Exempt - Fidelity Tax-Free Money Market Fund	8,479
$ 9,431

* During the period, FMR or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for each month. The fee for Tax-Exempt is paid to Citibank.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Prime
Daily Money Class	.70%	$ 2,199
Capital Reserves Class	.95%	2,640
Tax-Exempt
Daily Money Class	.70%	$ 65
Capital Reserves Class	.95%	58
Fidelity Tax-Free Money Market Fund	.45%	959

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Treasury
Daily Money Class	$ 11,203
Capital Reserves Class	5,473
Advisor B Class	170
Advisor C Class	696
Prime
Daily Money Class	18,600
Capital Reserves Class	34,086
Tax-Exempt
Daily Money Class	1,414
Capital Reserves Class	1,706
Fidelity Tax Free Money Market Fund	12,517

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Accounting expense reduction
Prime	$ 1	$ -
Tax-Exempt	30	18

Semiannual Report

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Treasury - Daily Money Class	$ 193	$ 378
Treasury - Capital Reserves Class	66	141
Treasury - Advisor B Class	1	3
Treasury - Advisor C Class	5	11
Total	$ 265	$ 533
Prime - Daily Money Class	$ 422	$ 826
Prime - Capital Reserves Class	492	933
Total	$ 914	$ 1,759
Tax-Exempt - Daily Money Class	$ 26	$ 49
Tax-Exempt - Capital Reserves Class	21	40
Tax-Exempt - Fidelity Tax-Free Money Market Fund	420	737
Total	$ 467	$ 826

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
Treasury - Daily Money Class Shares sold	7,822,130	13,755,352
Reinvestment of distributions	157	333
Shares redeemed	(7,794,079)	(13,766,136)
Net increase (decrease)	28,208	(10,451)
Treasury - Capital Reserves Class Shares sold	1,833,135	4,221,478
Reinvestment of distributions	50	114
Shares redeemed	(1,963,083)	(4,156,831)
Net increase (decrease)	(129,898)	64,761
Treasury - Advisor B Class Shares sold	5,702	9,441
Reinvestment of distributions	1	3
Shares redeemed	(10,825)	(20,456)
Net increase (decrease)	(5,122)	(11,012)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Share Transactions - continued

	Six months ended April 30, 2013	Year ended October 31, 2012
Treasury - Advisor C Class Shares sold	51,406	81,602
Reinvestment of distributions	5	10
Shares redeemed	(51,340)	(106,198)
Net increase (decrease)	71	(24,586)
Prime - Daily Money Class Shares sold	15,247,523	27,164,770
Reinvestment of distributions	366	761
Shares redeemed	(15,074,892)	(27,544,979)
Net increase (decrease)	172,997	(379,448)
Prime - Capital Reserves Class Shares sold	20,160,084	34,545,155
Reinvestment of distributions	413	843
Shares redeemed	(19,682,436)	(34,263,372)
Net increase (decrease)	478,061	282,626
Tax-Exempt - Daily Money Class Shares sold	756,269	1,276,010
Reinvestment of distributions	24	46
Shares redeemed	(788,335)	(1,319,510)
Net increase (decrease)	(32,042)	(43,454)
Tax-Exempt - Capital Reserves Class Shares sold	891,059	1,613,134
Reinvestment of distributions	16	34
Shares redeemed	(879,200)	(1,610,092)
Net increase (decrease)	11,875	3,076
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	14,799,925	23,396,718
Reinvestment of distributions	398	716
Shares redeemed	(14,288,702)	(22,572,807)
Net increase (decrease)	511,621	824,627

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York Mellon

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DMFI-SANN-0613
1.703547.115

Fidelity®

Tax-Free Money Market

Fund

A Class of Fidelity
Cash Management Funds:
Tax-Exempt Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments with their values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Daily Money Class	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .74
HypotheticalA		$ 1,000.00	$ 1,024.05	$ .75
Capital Reserves Class	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .74
HypotheticalA		$ 1,000.00	$ 1,024.05	$ .75
Fidelity Tax-Free Money Market Fund	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .74
HypotheticalA		$ 1,000.00	$ 1,024.05	$ .75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 4/30/13	% of fund's investments 10/31/12	% of fund's investments 4/30/12
1 - 7	71.7	70.0	75.7
8 - 30	5.4	3.7	4.0
31 - 60	8.6	6.4	7.2
61 - 90	4.5	1.3	4.0
91 - 180	7.6	8.8	6.6
> 180	2.2	9.8	2.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	4/30/13	10/31/12	4/30/12
Tax-Exempt Fund	28 Days	44 Days	26 Days
All Tax-Free Money Market Funds Average*	27 Days	37 Days	26 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	4/30/13	10/31/12	4/30/12
Tax-Exempt Fund	28 Days	44 Days	26 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Variable Rate Demand Notes (VRDNs) 59.8%	Variable Rate Demand Notes (VRDNs) 62.7%
Other Municipal Debt 32.2%	Other Municipal Debt 33.3%
Investment Companies 7.8%	Investment Companies 3.6%
Net Other Assets (Liabilities) 0.2%	Net Other Assets (Liabilities) 0.4%

Current and Historical Seven-Day Yields

	4/30/13	1/31/13	10/31/12	7/31/12	4/30/12
Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Tax-Free Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2013, the most recent period shown in the table, would have been -0.51% for Daily Money Class, -0.76% for Capital Reserves Class and -0.25% for Fidelity Tax-Free Money Market Fund.

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	$ 4,990	$ 4,990
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.23% 5/1/13, VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.26% 5/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,655	4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.24% 5/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.23% 5/2/13, VRDN (c)	1,700	1,700
Univ. of Alabama Gen. Rev. Participating VRDN Series WF 12 83C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	13,700	13,700
		33,045
Alaska - 0.9%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.24% 5/7/13, LOC Union Bank NA, VRDN (c)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	21,800	21,800
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.22% 5/7/13 (ConocoPhillips Guaranteed), VRDN (c)	7,500	7,500
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.24% 5/7/13 (ConocoPhillips Guaranteed), VRDN (c)	13,105	13,105
Series 1994 C, 0.23% 5/7/13 (ConocoPhillips Guaranteed), VRDN (c)	4,500	4,500
Series 2002, 0.22% 5/7/13, VRDN (c)	3,500	3,500
		83,130
Arizona - 1.6%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.):
Series 2005 B, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,310	4,310
Series 2008 A, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	19,000	19,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.): - continued
Series 2009 F, 0.22% 5/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	$ 12,050	$ 12,050
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	4,550	4,550
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	6,500	6,500
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.25% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,400	6,400
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.25% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,800	5,800
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.22% 5/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.25% 5/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series EGL 06 0141, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	16,500	16,500
Series EGL 06 14 Class A, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	11,200	11,200
Series EGL 07 0012, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	14,850	14,850
Series MS 3078, 0.22% 5/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	4,500	4,500
Series Putters 3708Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,665	16,665
Series WF 09 40C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,345	3,345
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	4,970	4,970
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
		146,540
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - 4.1%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 4,200	$ 4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.23% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,645	9,645
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.18% 5/1/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	18,025	18,025
Series 2005 B1, 0.22% 5/7/13, LOC Bank of America NA, VRDN (c)	49,400	49,400
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2011 D, 0.23% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	28,475	28,475
Participating VRDN:
Series DB 3294, 0.23% 5/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,000	5,000
Series Putters 3878 Q, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	15,300	15,300
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.22% 5/7/13, LOC Citibank NA, VRDN (c)	46,460	46,460
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.23% 5/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	1,350	1,350
Series ROC II R 11727, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3332, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,660	6,660
Los Angeles Unified School District Participating VRDN Series Putters 4289, 0.18% 5/1/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	30,700	30,700
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.27% 5/7/13, LOC Bank of America NA, VRDN (c)	$ 10,680	$ 10,680
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.22% 5/7/13, LOC Citibank NA, VRDN (c)	21,000	21,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	22,650	22,650
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,850	6,850
Series Putters 3028, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,715	8,715
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.24% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,405	1,405
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	7,520	7,520
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.23% 5/7/13, LOC Freddie Mac, VRDN (c)	8,400	8,400
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	10,430	10,430
Santa Clara Elec. Rev. Series 2008 B. 0.21% 5/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	25,000	25,000
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,000	10,000
Series Putters 3365, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
		376,290
Colorado - 1.4%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	21,420	21,420
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,600	6,600
Colorado Gen. Fdg. Rev. Participating VRDN Series Putters 4251, 0.18% 5/1/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	20,510	20,510
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,965	1,965
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.28% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 22,425	$ 22,425
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Series EGL 07 0039, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	17,575	17,575
Series EGL 07 0040, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.54% 5/7/13, LOC BNP Paribas SA, VRDN (c)	2,900	2,900
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.22% 5/1/13, LOC Wells Fargo Bank NA, VRDN (c)	3,700	3,700
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	10,425	10,425
		129,820
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale-New Haven Hosp. Proj.) Series L2, 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	3,800	3,800
Series 2011 B, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	4,700	4,700
		8,500
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.37% 5/7/13, VRDN (c)	3,500	3,500
Series 1999 A, 0.41% 5/7/13, VRDN (c)	2,800	2,800
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	12,555	12,555
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,200	4,200
		23,055
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.9%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.26% 5/7/13, LOC Freddie Mac, VRDN (c)	$ 3,620	$ 3,620
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	12,595	12,595
(Defenders of Wildlife Proj.) 0.28% 5/7/13, LOC Bank of America NA, VRDN (c)	5,710	5,710
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,700	6,700
(The AARP Foundation Proj.) Series 2004, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	11,500	11,500
(Washington Drama Society, Inc. Proj.) Series 2008, 0.26% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,100	9,100
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2003, 0.2% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	8,925	8,925
Series 2006 A, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,100	2,100
Series 2006 B, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,575	12,575
(Georgetown Univ. Proj.):
Series 2007 B1, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Series 2007 B2, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,845	3,845
		79,870
Florida - 3.0%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.22% 5/1/13, LOC Bank of America NA, VRDN (c)	6,000	6,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.2% 5/7/13, LOC Freddie Mac, VRDN (c)	5,640	5,640
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.22% 5/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,710	2,710
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	1,745	1,745
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 0049, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 29,585	$ 29,585
Series EGL 7050054 Class A, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	18,840	18,840
Series MS 3059, 0.22% 5/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	5,615	5,615
Series Putters 3834 Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,270	10,270
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,500	5,500
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,815	11,815
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.21% 5/7/13, LOC Fannie Mae, VRDN (c)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.21% 5/7/13, LOC Fannie Mae, VRDN (c)	5,850	5,850
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (c)	6,000	6,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.22% 5/1/13, LOC Bank of America NA, VRDN (c)	8,000	8,000
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,160	5,160
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	23,590	23,590
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	8,500	8,500
Orlando & Orange County Expressway Auth. Rev. Series 2003 D, 0.22% 5/7/13, LOC Barclays Bank PLC NY Branch, VRDN (c)	1,500	1,500
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.25% 5/7/13, LOC Northern Trust Co., VRDN (c)	6,500	6,500
(Planned Parenthood Proj.) Series 2002, 0.25% 5/7/13, LOC Northern Trust Co., VRDN (c)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.21% 5/7/13, LOC Northern Trust Co., VRDN (c)	13,190	13,190
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,775	$ 1,775
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,875	13,875
(Suncoast Hospice Proj.) Series 2004, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,400	1,400
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.21% 5/7/13, LOC Freddie Mac, VRDN (c)	5,050	5,050
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	20,250	20,250
Sunshine State Govt. Fing. Commission Rev.:
(Miami-Dade County Prog.):
Series 2010 A, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,300	17,300
Series 2010 B, 0.24% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Series 2011 C, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Series 2011 C, 0.24% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,850	18,850
USF College of Medicine Health Facilities Series 2006 A1, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,800	4,800
USF Fing. Corp. Ctfs. of Prtn. Series 2007, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,300	5,300
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.2% 5/7/13, LOC Fannie Mae, VRDN (c)	3,315	3,315
		280,875
Georgia - 3.2%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.2% 5/1/13, VRDN (c)	12,600	12,600
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	30,000	30,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,600	16,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.26% 5/7/13, LOC Bank of America NA, VRDN (c)	14,100	14,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.24% 5/7/13, LOC Freddie Mac, VRDN (c)	$ 19,675	$ 19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,200	5,200
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.23% 5/7/13, LOC Bank of Scotland PLC, VRDN (c)	3,335	3,335
Georgia Gen. Oblig. Participating VRDN Series PZ 271, 0.24% 5/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	9,873	9,873
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.22% 5/7/13, LOC Barclays Bank PLC, VRDN (c)	45,590	45,590
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,135	10,135
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.25% 5/1/13, VRDN (c)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	33,830	33,830
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Participating VRDN:
Series Putters 3755, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500	2,500
Series Putters 4016, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,500	6,500
Series 2000 B, 0.22% 5/7/13, LOC PNC Bank NA, VRDN (c)	10,650	10,650
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,000	13,000
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.24% 5/7/13, LOC Northern Trust Co., VRDN (c)	16,875	16,875
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2011 A, 0.24% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	10,000	10,000
Participating VRDN Series WF 11 32C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,800	5,800
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.) Series 2008 B, 0.21% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	10,145	10,145
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	$ 5,150	$ 5,150
Series 2009 B, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,800	3,800
		295,858
Hawaii - 0.2%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 14, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	6,500	6,500
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	4,000	4,000
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	1,660	1,660
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.22% 5/7/13, LOC Freddie Mac, VRDN (c)	1,400	1,400
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,550	5,550
		19,110
Illinois - 6.3%
Chicago Board of Ed.:
Series 2000 B, 0.23% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	34,000	34,000
Series 2010 A, 0.18% 5/1/13, LOC JPMorgan Chase Bank, VRDN (c)	2,300	2,300
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series Clipper 07 12, 0.22% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	10,350	10,350
Series Solar 06 75, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.22% 5/7/13, LOC Barclays Bank PLC, VRDN (c)	21,700	21,700
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wastewtr. Transmission Rev. Participating VRDN Series RBC O 54, 0.27% 5/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	$ 5,000	$ 5,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.24% 5/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,060	19,060
Series 2004 A2, 0.24% 5/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	33,105	33,105
Series 2004 A3, 0.22% 5/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,140	2,140
DuPage County Rev. (Morton Arboretum Proj.) 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	42,000	42,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.23% 5/7/13, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
(Field Museum of Natural History Proj.) Series 2000, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,100	5,100
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	31,175	31,175
(Chicago Symphony Orchestra Proj.) Series 2008, 0.22% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	16,650	16,650
(Children's Memorial Hosp. Proj.):
Series 2008 C, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,400	3,400
Series 2008 D, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,600	4,600
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,600	12,600
Series 2008 C, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,745	10,745
Series 2009 A, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	8,200	8,200
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.24% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,000	18,000
(Museum of Science & Industry Proj.) Series 2009 C, 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	1,030	1,030
(North Central College Proj.) Series 2008, 0.27% 5/7/13, LOC Bank of America NA, VRDN (c)	17,000	17,000
(OSF Healthcare Sys. Proj.) Series 2009 D, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Provena Health Proj.):
Series 2009 C, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 10,000	$ 10,000
Series 2010 D, 0.23% 5/7/13, LOC Union Bank NA, VRDN (c)	2,900	2,900
Series D, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,200	10,200
(Rockford Mem. Hosp. Proj.) 0.24% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,400	10,400
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.22% 5/7/13, LOC Northern Trust Co., VRDN (c)	9,500	9,500
(Spertus Institute of Jewish Studies Proj.) 0.25% 5/7/13, LOC Northern Trust Co., VRDN (c)	31,270	31,270
(Trinity Int'l. Univ. Proj.) Series 2009, 0.23% 5/7/13, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	9,600	9,600
Participating VRDN:
Series EGL 06 115, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	13,615	13,615
Series EGL 06 118, Class A, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,570	12,570
Series Putters 3288Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,960	2,960
Series Putters 3764, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series 2011 B, 0.22% 5/7/13, LOC PNC Bank NA, VRDN (c)	10,000	10,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.23% 5/7/13, LOC Freddie Mac, VRDN (c)	15,650	15,650
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.22% 5/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	3,810	3,810
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A-2A, 0.22% 5/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	2,000	2,000
Series 2007 A1, 0.24% 5/7/13, LOC Citibank NA, VRDN (c)	42,100	42,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.23% 5/7/13, LOC Freddie Mac, VRDN (c)	4,600	4,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.23% 5/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	$ 6,300	$ 6,300
Series MS 3215, 0.25% 5/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	1,700	1,700
Series MS 3304, 0.22% 5/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	6,480	6,480
Univ. of Illinois Rev. Series 2008, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,100	13,100
		579,460
Indiana - 2.2%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	22,860	22,860
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,510	11,510
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels Midland Co. Proj.) Series 2012, 0.27% 5/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	1,800	1,800
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.23% 5/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	21,325	21,325
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.31% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Hanover College Proj.) Series 2004 B, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,175	4,175
(Wabash College Proj.) Series 2001, 0.23% 5/1/13, LOC JPMorgan Chase Bank, VRDN (c)	5,390	5,390
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
Series 2008 B, 0.24% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,300	7,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.): - continued
Series 2008 E, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	$ 4,050	$ 4,050
Series 2008 I, 0.22% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,135	9,135
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	20,290	20,290
Series 2008, 0.24% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,200	5,200
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.22% 5/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (c)	26,000	26,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.21% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,000	3,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.):
Series 2008 A, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
Series 2008 B, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
		195,620
Iowa - 0.4%
Iowa Fin. Auth. Midwestern (Archer-Daniels Midland Co. Proj.) Series 2012, 0.27% 5/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	6,000	6,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.26% 5/7/13, VRDN (c)	18,500	18,500
Iowa Fin. Auth. Rev.:
(Museum of Art Foundation Proj.) Series 2003, 0.19% 5/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,105	3,105
(Trinity Health Sys. Proj.) Series 2000 D, 0.23% 5/7/13, VRDN (c)	8,600	8,600
		36,205
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.1%
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.19% 5/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 7,000	$ 7,000
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B1, 0.21% 5/1/13, LOC JPMorgan Chase Bank, VRDN (c)	3,700	3,700
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.22% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	21,800	21,800
Louisville & Jefferson County Series 2011 A, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
		34,500
Louisiana - 1.8%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,450	15,450
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series RBC O 31, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	3,750	3,750
Series Solar 06 133, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,300	3,300
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,900	8,900
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.27% 5/7/13, LOC Bank of America NA, VRDN (c)	12,600	12,600
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.38% 5/7/13, VRDN (c)	13,200	13,200
0.4% 5/7/13, VRDN (c)	2,800	2,800
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.24% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Series 2010, 0.23% 5/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	75,000	75,000
Series 2011, 0.24% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	20,000	20,000
		167,000
Maryland - 0.2%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.26% 5/7/13, LOC Fannie Mae, VRDN (c)	9,400	9,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	$ 3,700	$ 3,700
(Villa Julie College, Inc. Proj.) Series 2005, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	4,900	4,900
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2002 C, 0.22% 5/7/13, LOC PNC Bank NA, VRDN (c)	2,590	2,590
		20,590
Massachusetts - 0.7%
Massachusetts Dev. Fin. Agcy. Rev. (Lasell Village Proj.) Series 2007, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	13,250	13,250
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.25% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	16,000	16,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series Putters 2479Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,755	3,755
Series Putters 2857, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,255	10,255
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series PT 4644, 0.27% 5/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,680	6,680
Series ROC II R 11537, 0.24% 5/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	5,170	5,170
		64,310
Michigan - 0.8%
Grand Traverse County Hosp. Series 2011 B, 0.25% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	18,675	18,675
Michigan Bldg. Auth. Rev. Series 2011 IIB, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11988, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 6,750	$ 6,750
Series 2012 C, 0.22% 5/7/13, LOC Citibank NA, VRDN (c)	8,000	8,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	21,200	21,200
Participating VRDN Series ROC II R 11676, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,650	8,650
		77,275
Minnesota - 0.4%
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.22% 5/7/13, LOC Fannie Mae, VRDN (c)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.21% 5/7/13, LOC Freddie Mac, VRDN (c)	7,115	7,115
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,215	5,215
St. Paul Port Auth. District Cooling Rev.:
Series 2009 11DD, 0.23% 5/7/13, LOC Deutsche Bank AG, VRDN (c)	1,000	1,000
Series 2009 9BB, 0.23% 5/7/13, LOC Deutsche Bank AG, VRDN (c)	3,000	3,000
		35,680
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,225	13,225
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,360	7,360
Series ROC II-R 11987, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
Series WF 11 117C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,200	3,200
		33,460
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.9%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.27% 5/7/13, LOC TD Banknorth, NA, VRDN (c)	$ 24,590	$ 24,590
(DeSmet Jesuit High School Proj.) Series 2002, 0.19% 5/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,800	2,800
(Saint Louis Univ. Proj.) Series 2008 B1, 0.19% 5/1/13, LOC Bank of America NA, VRDN (c)	4,600	4,600
Participating VRDN:
Series EGL 07 0001, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,470	10,470
Series Putters 3929, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group, Inc. Proj.) Series 2009, 0.19% 5/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	23,645	23,645
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2003 C3, 0.22% 5/7/13, VRDN (c)	6,400	6,400
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.22% 5/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	1,125	1,125
St. Charles County Pub. Wtr. Sup Series 2011, 0.21% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
		82,415
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	31,805	31,805
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,000	7,000
		38,805
Nevada - 1.9%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.23% 5/7/13, LOC Citibank NA, VRDN (c)	6,900	6,900
Series 2008 D1, 0.23% 5/7/13, LOC Citibank NA, VRDN (c)	4,000	4,000
Series 2008 D3, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	23,600	23,600
Clark County Fuel Tax Participating VRDN:
Series BA 08 1171, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	11,135	11,135
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax Participating VRDN: - continued
Series ROC II R 11507, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 3,940	$ 3,940
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.22% 5/7/13, LOC Union Bank NA, VRDN (c)	5,400	5,400
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000	6,000
Series Putters 3489Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,965	11,965
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,160	10,160
Reno Cap. Impt. Rev. Series 2005 A, 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	1,400	1,400
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.22% 5/7/13, LOC Union Bank NA, VRDN (c)	10,800	10,800
Series 2008 B, 0.23% 5/7/13, LOC Union Bank NA, VRDN (c)	42,200	42,200
Series 2009 A, 0.22% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	28,190	28,190
Series 2009 B, 0.23% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,760	13,760
		179,450
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.4% 5/7/13, VRDN (c)	1,300	1,300
New Mexico - 2.3%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	210,285	210,285
New York - 6.9%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.32% 5/7/13, LOC KeyBank NA, VRDN (c)	700	700
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 3A, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.35% 5/7/13, LOC Bank of America NA, VRDN (c)	11,300	11,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 2951, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,400	$ 1,400
Series Putters 3282, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Series ROC II R 14000X, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,900	2,900
Series ROC II R 14045, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series 2004 A3, 0.23% 5/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	2,000	2,000
Series 2004 H8, 0.23% 5/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	4,400	4,400
Series 2006 E2, 0.21% 5/1/13, LOC Bank of America NA, VRDN (c)	10,750	10,750
Series 2006 I3, 0.18% 5/1/13, LOC Bank of America NA, VRDN (c)	6,700	6,700
Series 2008 J6, 0.2% 5/1/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	4,500	4,500
Series 2012 G3, 0.22% 5/7/13 (Liquidity Facility Citibank NA), VRDN (c)	77,350	77,350
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.26% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,805	3,805
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.23% 5/7/13, LOC RBS Citizens NA, VRDN (c)	27,395	27,395
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.26% 5/7/13, LOC Citibank NA, VRDN (c)	29,120	29,120
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.22% 5/7/13, LOC Fannie Mae, VRDN (c)	22,000	22,000
(90 West Street Proj.) Series 2006 A, 0.21% 5/7/13, LOC Fannie Mae, VRDN (c)	3,370	3,370
Series 2009 A, 0.22% 5/7/13, LOC Freddie Mac, VRDN (c)	13,400	13,400
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.22% 5/7/13, LOC Lloyds TSB Bank PLC, VRDN (c)	9,100	9,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 10 29W, 0.23% 5/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,000	10,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series BC 13 3WX, 0.22% 5/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	$ 7,500	$ 7,500
Series EGL 06 69 Class A, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	16,270	16,270
Series Putters 3223, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series Putters 3496Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,945	7,945
Series ROC II R 11635, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11904, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series ROC II R 11930, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,715	9,715
Series 2008 BB2, 0.21% 5/1/13 (Liquidity Facility Bank of America NA), VRDN (c)	4,000	4,000
Series 2009 BB1, 0.2% 5/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	10,600	10,600
Series 2009 BB2, 0.21% 5/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,500	4,500
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.24% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Series ROC II R 11972, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,385	4,385
Series 2001 B, 0.21% 5/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	3,500	3,500
Series 2003 C4, 0.21% 5/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	9,250	9,250
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	12,350	12,350
(Univ. of Rochester Proj.) Series 2008 A1, 0.23% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	49,350	49,350
Participating VRDN:
Series EGL 06 47 Class A, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	20,500	20,500
Series EGL 07 0002, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	26,500	26,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 07 0066, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 6,600	$ 6,600
Series EGL 07 96, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	20,485	20,485
Series ROC II R 11722, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,600	1,600
Series ROC II R 11735, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series ROC II R 11975, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
New York Hsg. Fin. Agcy. Rev.:
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.21% 5/7/13, LOC Fannie Mae, VRDN (c)	6,000	6,000
(320 West 38th Street Hsg. Proj.) Series 2009 A, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,200	9,200
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,800	2,800
(Clinton Park Hsg. Proj.) Series 2010 A, 0.23% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	20,210	20,210
Series 2008 A, 0.23% 5/7/13, LOC Freddie Mac, VRDN (c)	9,200	9,200
Series 2009 A, 0.24% 5/7/13, LOC Fannie Mae, VRDN (c)	1,000	1,000
Series 2010 A, 0.23% 5/7/13, LOC Freddie Mac, VRDN (c)	7,450	7,450
New York Hsg. Fin. Svc. Contract Rev. Series 2003 M1, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	29,700	29,700
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A2, 0.21% 5/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	12,735	12,735
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	11,800	11,800
Series 2005 D1, 0.23% 5/7/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,800	8,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 A, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 6,000	$ 6,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series Putters 3685, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
		638,180
North Carolina - 2.8%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	9,000	9,000
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,075	6,075
Series 2002 C, 0.23% 5/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	5,600	5,600
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	55,300	55,300
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.22% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	14,600	14,600
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.24% 5/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	3,860	3,860
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,875	5,875
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,800	5,800
(High Point Univ. Rev.) Series 2006, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	6,930	6,930
Series 2011, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Series EGL 07 0015, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series Putters 3248, 0.18% 5/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,420	1,420
Series Putters 3331, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,250	1,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN: - continued
Series Putters 3333, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 1,500	$ 1,500
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	10,150	10,150
(WakeMed Proj.) Series 2009 C, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	3,300	3,300
Participating VRDN:
Series RBC O 39, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,400	1,400
Series ROC II R 11806, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series WF 12 52C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	10,745	10,745
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	8,900	8,900
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.26% 5/7/13, LOC Cr. Industriel et Commercial, VRDN (c)	10,200	10,200
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 645, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,290	5,290
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	32,700	32,700
		256,785
Ohio - 1.4%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.26% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	23,625	23,625
Allen County Hosp. Facilities Rev. Series 2012 B, 0.22% 5/7/13, VRDN (c)	4,740	4,740
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.23% 5/1/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 15,430	$ 15,430
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	14,385	14,385
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2000, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Series 2007 M, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.35% 5/7/13, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,730	2,730
Lancaster Port Auth. Gas Rev. 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	6,535	6,535
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.41% 5/7/13, VRDN (c)	6,200	6,200
Series B, 0.29% 5/7/13, VRDN (c)	700	700
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 D, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,400	6,400
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,300	7,300
Series 2006 A, 0.24% 5/7/13, LOC UBS AG, VRDN (c)	18,240	18,240
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.21% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,935	1,935
		126,420
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.41% 5/7/13, LOC KBC Bank NV, VRDN (c)	2,400	2,400
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	5,000	5,000
		7,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.5%
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 8,000	$ 8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.23% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	37,000	37,000
		45,000
Pennsylvania - 2.6%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	6,470	6,470
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	1,595	1,595
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	7,835	7,835
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	5,000	5,000
(Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	2,100	2,100
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.2% 5/1/13, LOC Citibank NA, VRDN (c)	14,090	14,090
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.21% 5/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,835	12,835
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.25% 5/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	16,095	16,095
Series 2008 A2, 0.23% 5/7/13, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.25% 5/1/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,560	4,560
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,020	2,020
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	$ 8,700	$ 8,700
Haverford Township School District Series 2009, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (c)	1,000	1,000
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	10,920	10,920
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000
Series ROC II R 11505, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Series ROC II R 4050, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (c)	1,800	1,800
(Keystone College Proj.) Series 2001 H5, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	6,450	6,450
(King's College Proj.):
Series 2001 H6, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	3,825	3,825
Series 2002 J3, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	1,125	1,125
(Marywood Univ. Proj.) Series 2005 A, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	4,450	4,450
(Thomas Jefferson Univ. Proj.) Series 2008 B, 0.2% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Participating VRDN Series Putters 4139 Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,630	6,630
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, 0.22% 5/7/13, LOC Barclays Bank PLC, VRDN (c)	19,525	19,525
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (c)	6,200	6,200
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.22% 5/7/13, LOC Bank of America NA, VRDN (c)	40,400	40,400
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,400	13,400
Somerset County Gen. Oblig.:
Series 2009 A, 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	3,470	3,470
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Somerset County Gen. Oblig.: - continued
Series 2009 C, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	$ 805	$ 805
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.23% 5/7/13, LOC PNC Bank NA, VRDN (c)	5,925	5,925
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	6,000	6,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.24% 5/7/13, LOC PNC Bank NA, VRDN (c)	1,360	1,360
		245,085
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.23% 5/7/13, LOC Barclays Bank PLC NY Branch, VRDN (c)	1,000	1,000
Rhode Island - 0.6%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,290	12,290
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (c)	3,060	3,060
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(New England Institute of Technology Proj.) Series 2008, 0.22% 5/7/13, LOC TD Banknorth, NA, VRDN (c)	4,525	4,525
(Rhode Island School of Design Proj.) Series 2008 A, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,800	15,800
(Roger Williams Univ. Proj.) Series 2008 B, 0.22% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,710	17,710
		53,385
South Carolina - 0.5%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.25% 5/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,875	1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,885	4,885
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.21% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,700	10,700
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.28% 5/1/13, VRDN (c)	4,500	4,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2011B, 0.21% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 5,600	$ 5,600
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.25% 5/7/13, LOC Bank of America NA, VRDN (c)	800	800
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,925	17,925
		46,285
Tennessee - 1.5%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	6,000	6,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.27% 5/7/13, LOC Bank of America NA, VRDN (c)	1,700	1,700
Series 2003, 0.25% 5/1/13, LOC Bank of America NA, VRDN (c)	4,500	4,500
Series 2004, 0.25% 5/1/13, LOC Bank of America NA, VRDN (c)	2,055	2,055
Series 2005, 0.25% 5/1/13, LOC Bank of America NA, VRDN (c)	12,400	12,400
Series 2008, 0.25% 5/1/13, LOC Bank of America NA, VRDN (c)	35,215	35,215
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,980	3,980
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.22% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,000	7,000
Series 2011 B, 0.22% 5/7/13, LOC PNC Bank NA, VRDN (c)	3,100	3,100
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.22% 5/7/13, LOC Bank of America NA, VRDN (c)	105	105
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.25% 5/1/13, LOC Bank of America NA, VRDN (c)	18,125	18,125
Series 2004, 0.25% 5/1/13, LOC Bank of America NA, VRDN (c)	14,950	14,950
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.): - continued
Series 2006, 0.25% 5/1/13, LOC Bank of America NA, VRDN (c)	$ 6,300	$ 6,300
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.22% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,000	2,000
Series Putters 2631, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
		137,430
Texas - 3.5%
Austin Independent School District Participating VRDN Series Putters 3554, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,035	7,035
Birdville Independent School District Participating VRDN Series MT 720, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	3,895	3,895
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,555	5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,720	4,720
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.21% 5/1/13, LOC Bank of America NA, VRDN (c)	12,000	12,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,400	11,400
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 12 08, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,040	17,040
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	8,635	8,635
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.22% 5/7/13, LOC Barclays Bank PLC, VRDN (c)	$ 11,500	$ 11,500
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	11,000	11,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,400	4,400
Harris County Hosp. District Rev. Series 2010, 0.22% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,040	4,040
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.23% 5/7/13, LOC Bank of America NA, VRDN (c)	7,700	7,700
Houston Arpt. Sys. Rev. Series 2010, 0.22% 5/7/13, LOC Barclays Bank PLC, VRDN (c)	8,000	8,000
Houston Gen. Oblig. Participating VRDN Series MT 788, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	10,515	10,515
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Series ROC II R 11885X, 0.25% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Series ROC II R 12267, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,955	7,955
Series Solar 06 70, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,950	3,950
Series 2004 B4, 0.22% 5/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	9,200	9,200
Keller Independent School District Participating VRDN Series WF11 55 C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,645	5,645
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,270	7,270
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 593 PB, 0.24% 5/7/13 (Liquidity Facility Deutsche Postbank AG) (c)(f)	3,980	3,980
North Texas Tollway Auth. Rev.:
Participating VRDN:
Series ROC II R 11947, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,200	7,200
Series ROC II R 14006, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,940	4,940
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2011 A, 0.24% 5/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	$ 9,750	$ 9,750
Plano Independent School District Participating VRDN Series WF 12 3C, 0.21% 5/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,615	3,615
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.24% 5/7/13 (Total SA Guaranteed), VRDN (c)	6,000	6,000
(Total Petrochemicals and Refining USA, Inc. Proj.) Series 2012 A, 0.24% 5/7/13 (Total SA Guaranteed), VRDN (c)	11,700	11,700
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 27, 0.22% 5/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,000	13,000
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 0.23% 5/7/13, VRDN (c)	4,000	4,000
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.22% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	3,400	3,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 D, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,500	17,500
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.25% 5/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.27% 5/7/13, LOC Bank of America NA, VRDN (c)	2,150	2,150
Texas Gen. Oblig. Participating VRDN:
Series EGL 07 90, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,000	12,000
Series MS 3312, 0.22% 5/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	2,480	2,480
Series Putters 3480, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,495	2,495
Series Putters 4263, 0.18% 5/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Series Solar 06 57, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,105	9,105
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,570	10,570
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	$ 10,000	$ 10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,350	5,350
		324,015
Utah - 0.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	10,200	10,200
Utah County Hosp. Rev. Participating VRDN Series Putters 274 Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,900	9,900
		29,400
Virginia - 1.0%
Albemarle County Indl. Dev. Auth. 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	5,400	5,400
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) Series 2003, 0.24% 5/7/13, LOC Bank of America NA, VRDN (c)	4,200	4,200
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.22% 5/7/13, VRDN (c)	14,310	14,310
Participating VRDN Series Putters 4260, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	12,510	12,510
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.25% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,750	3,750
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.3% 5/7/13, LOC Bank of America NA, VRDN (c)	7,905	7,905
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series Putters 4261, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,045	13,045
Richmond Pub. Util. Rev. Participating VRDN:
Series MT 777, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	4,985	4,985
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Richmond Pub. Util. Rev. Participating VRDN: - continued
Series ROC II R 10410, 0.24% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 2,400	$ 2,400
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,365	3,365
Series ROC II R 11923, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,885	5,885
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.25% 5/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series Putters 3791Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Wise County Indl. Dev. Auth. Hosp. Series 2012 C, 0.22% 5/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	3,260	3,260
		89,365
Washington - 1.9%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,055	17,055
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,285	8,285
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,335	3,335
Everett Gen. Oblig. Series 2001, 0.19% 5/7/13, LOC Bank of New York, New York, VRDN (c)	9,800	9,800
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,800	1,800
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.26% 5/7/13, LOC Bank of America NA, VRDN (c)	5,750	5,750
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.22% 5/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,570	7,570
Vancouver Hsg. Auth. Rev. Series 2008, 0.21% 5/7/13, LOC Freddie Mac, VRDN (c)	17,400	17,400
Washington Ctfs. of Prtn. Participating VRDN Series putters 4280Z, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,490	6,490
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 6,125	$ 6,125
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.25% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	6,665	6,665
Series BA 1212, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	4,640	4,640
Series Clipper 05 39, 0.22% 5/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,500	2,500
Series DB 599, 0.23% 5/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	4,900	4,900
Series DB 606, 0.23% 5/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,895	5,895
Series Putters 3054, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
Series Putters 3856, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,500	8,500
Series Putters 3872, 0.24% 5/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series ROC II R 11924, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,000	1,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series Putters 4728, 0.22% 5/7/13 (Liquidity Facility Bank of America NA) (c)(f)	9,110	9,110
Series ROC II R 14029, 0.23% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,400	5,400
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.22% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,600	6,600
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.24% 5/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
(Discovery Heights Apt. Proj.) Series 2010, 0.23% 5/7/13, LOC Freddie Mac, VRDN (c)	7,600	7,600
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.22% 5/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,200	2,200
(Urban Ctr. Apts. Proj.) Series 2012, 0.23% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.22% 5/7/13, LOC Fannie Mae, VRDN (c)	3,750	3,750
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 2,100	$ 2,100
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.21% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,515	9,515
		180,485
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.21% 5/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	10,800	10,800
Series 2009 B, 0.23% 5/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	6,500	6,500
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.23% 5/7/13, LOC Branch Banking & Trust Co., VRDN (c)	22,700	22,700
		40,000
Wisconsin - 0.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.21% 5/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,200	9,200
Wisconsin Gen. Oblig. Participating VRDN Series Solar 07 4, 0.22% 5/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	24,215	24,215
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
ROC II R 11837, 0.22% 5/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,475	1,475
Series MS 3259. 0.25% 5/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,000	5,000
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2006 A, 0.21% 5/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	4,965	4,965
		44,855
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 5/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,250	6,250
TOTAL VARIABLE RATE DEMAND NOTE (Cost $5,510,788)		5,510,788
Other Municipal Debt - 32.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Bonds:
Series 2009 A, 5% 5/1/13	$ 5,850	$ 5,850
Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,700	1,700
		7,550
Alaska - 0.1%
Alaska Indl. Dev. & Export Auth. Rev. Bonds:
(Providence Health Systems Proj.) Series 2003 H, 5.25% 10/1/13	1,380	1,409
Series WF 11 132C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,680	8,680
Anchorage Gen. Oblig. Series A1, 0.23% 6/5/13, LOC Wells Fargo Bank NA, CP	1,900	1,900
North Slope Borough Gen. Oblig. Bonds:
Series 2004 A, 0% 6/30/13	2,100	2,099
Series 2012 A, 1% 6/30/13	1,600	1,602
		15,690
Arizona - 0.6%
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,040	4,040
Phoenix Civic Impt. Series 2011 B:
0.16% 6/13/13, LOC Barclays Bank PLC, CP	7,200	7,200
0.16% 6/13/13, LOC Barclays Bank PLC, CP	12,100	12,100
Phoenix Civic Impt. Corp. Series 2009, 0.16% 5/7/13, LOC Bank of America NA, CP	7,200	7,200
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2012 B, 0.17% 6/6/13, LOC Wells Fargo Bank NA, CP	15,500	15,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2013 C, 0.17% 8/13/13, CP	13,000	13,000
		59,040
Arkansas - 0.1%
Arkansas Gen. Oblig. Bonds Series 2010, 5% 8/1/13	4,785	4,843
California - 6.7%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.15% 5/1/13, LOC Fed. Home Ln. Bank, San Francisco, CP	3,500	3,500
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	10,315	10,315
Berkeley Gen. Oblig. TRAN 1% 7/11/13	6,300	6,310
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 M, 5% 5/1/13	$ 2,885	$ 2,885
Series 2010 M. 4% 5/1/13	1,220	1,220
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/13	5,705	5,753
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.19% tender 12/5/13, CP mode	11,200	11,200
California Gen. Oblig. RAN:
Series A1, 2.5% 5/30/13	105,700	105,885
Series A2, 2.5% 6/20/13	15,890	15,940
California Statewide Cmntys. Dev. Auth. Rev. Bonds (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	3,200	3,215
5% 6/15/13	30,025	30,202
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,455	8,455
Fresno County Gen. Oblig. TRAN 2% 6/28/13	3,700	3,710
Long Beach Unified School District TRAN 1.5% 12/31/13	10,700	10,794
Los Angeles County Gen. Oblig.:
Series 2010 C, 0.2% 5/17/13, LOC Wells Fargo Bank NA, CP	6,300	6,300
Series 2010 D, 0.18% 7/10/13, LOC U.S. Bank NA, Cincinnati, CP	3,860	3,860
TRAN Series 2012 C, 2% 6/28/13	85,000	85,243
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2012 A, 2% 5/31/13	5,500	5,508
Los Angeles Dept. of Wtr. & Pwr. Rev. Bonds Series 2011 A, 4% 7/1/13	5,000	5,032
Los Angeles Gen. Oblig.:
Bonds Series 2011 A, 2.5% 9/1/13	3,405	3,432
TRAN Series 2012 E, 2% 6/27/13	75,000	75,208
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2004 A1:
0.16% 5/21/13, LOC Wells Fargo Bank NA, CP	1,000	1,000
0.16% 5/21/13, LOC Wells Fargo Bank NA, CP	7,400	7,400
Series 2004 A2, 0.16% 5/21/13, LOC JPMorgan Chase Bank, CP	3,728	3,728
Los Angeles Unified School District Bonds Series Putters 4290, 0.26%, tender 6/27/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	21,700	21,700
Oakland Gen. Oblig. TRAN Series 2012 A, 1% 6/28/13	15,625	15,644
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Sanitation District Ctfs. of Prtn. BAN Series 2012 C, 2% 10/30/13	$ 5,800	$ 5,851
Riverside County Gen. Oblig. TRAN Series 2012 B, 2% 6/28/13	7,900	7,923
Sacramento Muni. Util. District Elec. Rev. Series 2011 L:
0.15% 5/6/13, LOC Barclays Bank PLC NY Branch, CP	53,000	53,000
0.15% 5/14/13, LOC Barclays Bank PLC NY Branch, CP	13,000	13,000
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	6,700	6,719
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,995	7,995
San Francisco City & County Gen. Oblig. Bonds Series 2011 R1, 5% 6/15/13	5,200	5,231
San Francisco County Trans. Auth. Series 2004 A, 0.15% 5/1/13, LOC Wells Fargo Bank NA, CP	28,500	28,500
Ventura County Gen. Oblig. TRAN 2.5% 7/1/13	30,900	31,019
		612,677
Colorado - 0.8%
Colorado Ed. Ln. Prog. TRAN:
Series 2012 B, 2% 6/27/13	31,600	31,689
Series 2012 C, 1.5% 6/27/13	11,500	11,524
Colorado Gen. Fdg. Rev. TRAN Series 2012 A, 2.5% 6/27/13	18,600	18,668
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,690	5,690
Jefferson County School District #R1 TAN Series 2012, 1.5% 6/28/13	3,250	3,257
		70,828
Connecticut - 0.2%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.4% tender 5/8/13, CP mode	11,500	11,500
Connecticut Gen. Oblig. Bonds Series 2012 F, 1% 9/15/13	4,835	4,849
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	1,580	1,599
		17,948
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Delaware - 0.0%
Delaware Gen. Oblig. Bonds Series 2009 C:
5% 10/1/13	$ 3,275	$ 3,341
5% 1/1/14	1,200	1,238
		4,579
District Of Columbia - 0.6%
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	13,600	13,600
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.16% tender 5/6/13, LOC JPMorgan Chase Bank, CP mode	10,400	10,400
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.17% 8/7/13, LOC JPMorgan Chase Bank, CP	7,800	7,800
0.18% 8/5/13, LOC JPMorgan Chase Bank, CP	19,800	19,800
		51,600
Florida - 2.0%
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2005 A, 5% 6/1/13	1,700	1,707
Series 2006 C, 3% 6/1/13	2,000	2,005
Series 2012 A, 5% 6/1/13	1,600	1,606
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2003 B, 5% 7/1/13	1,625	1,638
Series 2010 D, 5% 7/1/13	885	892
Series 2011 A, 4% 7/1/13	10,000	10,063
Series 2011 B, 4% 7/1/13	750	755
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2006 A, 5% 7/1/13	4,030	4,062
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds:
Series 1997 B, 6% 7/1/13	2,800	2,827
Series 1998 A, 6% 7/1/13	3,790	3,826
Florida Gen. Oblig. Bonds:
Series 2003 A, 5% 7/1/13	1,500	1,512
Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	2,860	2,860
Series WF 12 87C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,300	6,300
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A, 5% 7/1/13	1,300	1,310
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.15% 5/1/13, LOC JPMorgan Chase Bank, CP	6,542	6,542
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Local Govt. Fin. Cmnty. Series 2011 A1: - continued
0.17% 5/6/13, LOC JPMorgan Chase Bank, CP	$ 7,530	$ 7,530
0.17% 6/4/13, LOC JPMorgan Chase Bank, CP	2,987	2,987
0.2% 6/4/13, LOC JPMorgan Chase Bank, CP	5,960	5,960
Hillsborough County Cap. Impt. Prog. Rev. Series 2013 A:
0.18% 7/11/13, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.2% 5/23/13, LOC State Street Bank & Trust Co., Boston, CP	5,160	5,160
Indian River County School District TAN Series 2012, 1.25% 6/30/13	3,000	3,005
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series 2010 E, 3% 10/1/13	1,110	1,123
Series 2013 C1, 0.16% 6/5/13, CP	39,500	39,500
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/13	6,000	6,120
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	15,900	15,900
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	26,080	26,080
Tampa Health Sys. Rev. Bonds:
Series 2012 B, 0.32%, tender 11/26/13 (c)	4,800	4,800
Series WF 12 21 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,815	9,815
		180,885
Georgia - 0.3%
Georgia Gen. Oblig. Bonds:
Series 2003 B, 5% 7/1/13	2,000	2,016
Series 2007 E, 5% 8/1/13	2,100	2,125
Series 85TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,490	3,490
Georgia Muni. Elec. Auth. Pwr. Rev. Bonds Series 1985 A, 0.15% tender 5/6/13, LOC Barclays Bank PLC, CP mode	7,500	7,500
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	2,400	2,417
Metropolitan Atlanta Rapid Transit Series 2012 D1:
0.16% 5/3/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,900	2,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Series 2012 D1: - continued
0.16% 5/3/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	$ 2,900	$ 2,900
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2006 A, 5% 7/1/13	2,500	2,520
		25,868
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2013 A, 5% 7/1/13	1,000	1,008
Honolulu City and County Wastewtr. Sys. Bonds Series WF 11 119C, 0.19%, tender 10/10/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,560	5,560
		6,568
Idaho - 0.6%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	51,700	51,848
Illinois - 0.6%
Illinois Fin. Auth. Ed. Rev. 0.16% 8/6/13, LOC PNC Bank NA, CP	4,800	4,800
Illinois Fin. Auth. Rev. Bonds:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 H:
0.15% tender 5/15/13, CP mode	14,000	14,000
0.17% tender 6/3/13, CP mode	5,800	5,800
Series 2008 D, 4.5% 11/1/13	1,310	1,338
Illinois Sales Tax Rev. Bonds:
First Series 2003, 5.25% 6/15/13	1,330	1,338
Series 2010, 5% 6/15/13	1,510	1,519
Series WF 11 125C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	22,330	22,330
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012, 5% 12/15/13	1,200	1,236
		52,361
Indiana - 1.8%
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2011 N, 3% 3/1/14	1,000	1,022
Indiana Fin. Auth. Indl. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2012, 0.2%, tender 7/1/13 (c)	152,570	152,569
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2, 0.15% tender 5/6/13, CP mode	5,900	5,900
Indianapolis Gas Util. Sys. Rev. Series 2001 A2, 0.16% 5/2/13, LOC JPMorgan Chase Bank, CP	6,100	6,100
		165,591
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.25% 9/1/13 (c)	$ 2,600	$ 2,600
Wichita Gen. Oblig. BAN Series 254, 0.25% 2/11/14	14,600	14,603
		17,203
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 5/16/13, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.25% tender 5/16/13, CP mode	6,500	6,500
		9,600
Maryland - 1.1%
Baltimore County Gen. Oblig.:
Bonds:
Series 2006, 5% 9/1/13	1,000	1,016
Series 2008, 5% 2/1/14	2,250	2,331
Series WF 11 137C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	7,110	7,110
Series 2011:
0.16% 5/16/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	11,250	11,250
0.16% 5/16/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	11,500	11,500
0.16% 6/5/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	18,000	18,000
0.17% 6/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,650	10,650
0.18% 7/9/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	27,000	27,000
Baltimore Gen. Oblig. Bonds Series 2013 A, 1% 10/15/13	1,590	1,596
Maryland Gen. Oblig. Bonds Second Series, 5% 8/1/13	1,500	1,518
Montgomery County Gen. Oblig. Bonds:
Series 2010 A, 5% 8/1/13	4,485	4,539
Series 2012 B, 2.5% 11/1/13	4,290	4,339
		100,849
Massachusetts - 0.9%
Massachusetts Gen. Oblig. RAN Series 2012 A, 2% 5/23/13	45,000	45,050
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 5/16/13, CP mode	9,800	9,800
Series 1993 A, 0.4% tender 5/23/13, CP mode	18,200	18,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.): - continued
Series 1993 B:
0.45% tender 5/29/13, CP mode	$ 1,950	$ 1,950
0.45% tender 5/29/13, CP mode	900	900
0.45% tender 5/29/13, CP mode	1,000	1,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,805	6,805
		83,705
Michigan - 0.7%
Michigan Bldg. Auth. Rev. Series 6, 0.17% 6/6/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	20,395	20,395
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.15% tender 5/16/13, CP mode	13,700	13,700
0.16% tender 6/5/13, CP mode	29,700	29,700
		63,795
Minnesota - 0.1%
Minnesota Gen. Oblig. Bonds Series 2010 E. 4% 8/1/13	1,310	1,323
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/14	2,125	2,196
Univ. of Minnesota Univ. Revs. Series 2005 A, 0.16% 6/18/13, CP	5,400	5,400
		8,919
Missouri - 0.1%
Missouri Board of Pub. Buildings Spl. Oblig. Bonds Series 2003 A, 5% 10/15/13 (Pre-Refunded to 10/15/13 @ 100)	3,100	3,168
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13	5,500	5,508
		8,676
Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.15% 5/1/13, CP	5,650	5,650
0.15% 5/14/13, CP	9,500	9,500
0.16% 5/6/13, CP	5,300	5,300
0.16% 5/8/13, CP	12,400	12,400
0.17% 7/16/13, CP	5,900	5,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A:
0.17% 5/1/13, CP	$ 3,500	$ 3,500
0.18% 5/3/13, CP	7,500	7,500
0.2% 5/15/13, CP	6,600	6,600
0.2% 5/16/13, CP	12,000	12,000
		68,350
Nevada - 0.3%
Clark County Fuel Tax Bonds Series WF 12 47C 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	7,655	7,655
Clark County School District Bonds:
Series 2008 A, 5% 6/15/13	2,350	2,363
Series 2011 B. 5% 6/15/13	1,000	1,006
Nevada Gen. Oblig. Bonds Series 2005 A, 5% 2/1/14	2,000	2,072
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.17% 8/7/13, LOC JPMorgan Chase Bank, CP	8,000	8,000
Series 2006 B, 0.17% 8/5/13, LOC Wells Fargo Bank NA, CP	9,000	9,000
		30,096
New Hampshire - 0.0%
New Hampshire Gen. Oblig. Bonds Series 2012 B, 5% 11/1/13	2,700	2,765
New Jersey - 0.1%
New Jersey Tobacco Settlement Fing. Corp. Bonds Series 2003, 7% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	4,100	4,124
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	3,800	3,824
		7,948
New Mexico - 0.2%
New Mexico Severance Tax Rev. Bonds Series 2010 D, 4% 7/1/13	20,250	20,379
New York - 0.6%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2013, 0.18% 12/23/13, CP	12,400	12,400
New York Dorm. Auth. Revs. Series 1998, 0.16% 6/12/13, CP	6,500	6,500
New York Metropolitan Trans. Auth. Rev. Series 2C:
0.15% 5/8/13, LOC Royal Bank of Canada, CP	15,300	15,300
0.15% 5/8/13, LOC Royal Bank of Canada, CP	4,500	4,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Pwr. Auth. Series 1:
0.15% 5/6/13, CP	$ 10,000	$ 10,000
0.18% 7/15/13, CP	7,300	7,300
		56,000
North Carolina - 0.5%
Board of Governors of the Univ. of North Carolina Series 2013 D, 0.16% 6/5/13, CP	1,000	1,000
Guilford County Gen. Oblig. Bonds Series 2005 C, 4.5% 10/1/13	5,000	5,090
Mecklenburg County Gen. Oblig. Bonds:
Series 2009 A, 5% 8/1/13	3,455	3,497
Series 2013 A, 2% 12/1/13	3,030	3,062
North Carolina Gen. Oblig. Bonds Series 2013 E, 2% 5/1/13	5,900	5,900
North Carolina Grant Anticipation Rev. Bonds Series 2007, 5% 3/1/14	1,015	1,055
North Carolina Ltd. Oblig. Bonds Series 2013 A, 5% 5/1/14	6,865	7,192
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2012 A, 2% 1/1/14	15,400	15,579
Univ. of North Carolina Charlotte Gen. Rev. Bonds Series 2013 A, 3% 4/1/14	2,030	2,082
		44,457
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.17% tender 8/6/13, CP mode	3,000	3,000
Series 2008 B6, 0.17% tender 8/6/13, CP mode	15,000	15,000
Series 2008 B6, 0.19% tender 6/6/13, CP mode	10,000	10,000
		28,000
Oregon - 1.2%
Clackamas County Hosp. Facility Auth. Bonds:
(Providence Health Sys. Proj.):
Series 2003 E:
0.15% tender 5/28/13, CP mode	10,000	10,000
0.17% tender 6/17/13, CP mode	8,000	8,000
Series 2003 F, 0.16% tender 8/6/13, CP mode	10,000	10,000
Series 2003 G, 0.16% tender 8/6/13, CP mode	14,275	14,275
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,905	5,905
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Gen. Oblig.: - continued
TAN Series 2012 A, 2% 6/28/13	$ 62,615	$ 62,794
Portland Swr. Sys. Rev. Bonds Series 2007 A, 5% 6/1/13	3,675	3,690
		114,664
Pennsylvania - 0.3%
Pennsylvania Gen. Oblig. Bonds Series WF 11 121C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,745	4,745
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A, 0.17% 6/5/13, LOC Bank of America NA, CP	10,000	10,000
Philadelphia Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	12,100	12,134
		26,879
South Carolina - 0.3%
Beaufort County School District BAN Series 2013 B, 1.25% 4/24/14	6,200	6,264
Charleston County School District BAN 1% 5/8/14 (b)	5,900	5,948
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2013 A, 1.5% 3/3/14 (South Carolina Gen. Oblig. Guaranteed)	11,700	11,827
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2009, 5% 1/1/14	1,000	1,032
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 5/1/13, CP mode	7,100	7,100
		32,171
Tennessee - 0.0%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Bonds Series 2010 A, 5% 7/1/13	2,000	2,016
Tennessee Gen. Oblig. Bonds Series 2005 B, 5% 8/1/13	2,250	2,277
		4,293
Texas - 6.9%
Arlington Independent School District Bonds Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,050	2,128
Austin Elec. Util. Sys. Rev. Series 2013 A:
0.16% 5/15/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	27,000	27,000
0.16% 5/15/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,460	2,460
Austin Gen. Oblig. Bonds Series 2012 A, 3% 9/1/13	1,800	1,817
Austin Independent School District Bonds Series 2004, 5% 8/1/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,012
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Comal Independent School District Bonds Series 2012 A, 3% 2/1/14 (Permanent School Fund of Texas Guaranteed)	$ 1,410	$ 1,439
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2012 A, 2% 10/1/13	2,600	2,620
Frisco Independent School District Bonds Series WF 11 1C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,830	6,830
Harris County Gen. Oblig.:
Series 2013 A1, 0.15% 5/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,300	4,300
Series 2013 D, 0.18% 8/15/13 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
Harris County Metropolitan Trans. Auth.:
Series 2012 A1, 0.21% 5/21/13 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
Series 2013 A1:
0.16% 5/1/13 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
0.17% 5/8/13 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
0.17% 6/18/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Harris County Tex Metropolitan Tran Auth. Bonds Series WF 11 104 C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	30,785	30,785
Houston Gen. Oblig. Series 2013 A, 0.17% 5/14/13, LOC Union Bank NA, CP	7,600	7,600
Houston Util. Sys. Rev.:
Bonds:
Series 2010 C, 5% 11/15/13	1,905	1,954
Series 2011 E, 5% 11/15/13	2,000	2,052
Series 2013 B2:
0.15% 5/23/13, LOC Wells Fargo Bank NA, CP	4,600	4,600
0.24% 5/23/13, LOC Wells Fargo Bank NA, CP	6,300	6,300
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,100	4,100
Judson Independent School District Bonds Series MS 06 1859, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,940	3,940
Lower Colorado River Auth. Rev.:
Bonds Series 2012, 5% 5/15/13	7,020	7,033
0.18% 7/9/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. Bonds (LCRA Transmission Svcs. Corp. Proj.) Series 2011 A, 5% 5/15/13	$ 1,000	$ 1,002
North East Texas Independent School District Bonds Series 2007 A, 0% 8/1/13 (Permanent School Fund of Texas Guaranteed)	1,000	999
North Texas Tollway Auth. Rev. Bonds Series 2009 D, 0.16% tender 6/6/13, LOC JPMorgan Chase Bank, CP mode	8,000	8,000
Pasadena Independent School District Bonds Series 2013, 1% 8/15/13 (Permanent School Fund of Texas Guaranteed)	3,500	3,508
San Antonio Wtr. Sys. Rev. Bonds:
Series 2011 A, 3% 5/15/13	1,000	1,001
Series WF 12 76C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,200	5,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.31%, tender 11/26/13 (c)	3,200	3,200
Texas A&M Univ. Rev. Series 1993 B:
0.14% 5/1/13, CP	9,000	9,000
0.15% 5/1/13, CP	10,000	10,000
0.15% 5/2/13, CP	6,300	6,300
Texas Gen. Oblig.:
Bonds Series 2011 A:
4% 8/1/13	2,610	2,635
4% 10/1/13	1,200	1,219
TRAN 2.5% 8/30/13	353,050	355,735
Texas Muni. Pwr. Agy. Rev. Series 2005:
0.18% 7/12/13, LOC Barclays Bank PLC, CP	3,200	3,200
0.21% 5/17/13, LOC Barclays Bank PLC, CP	3,700	3,700
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/13	4,575	4,612
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2006 A, 5.25% 4/1/14	1,170	1,224
Series 2007, 5% 4/1/14	1,000	1,044
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2004 A, 5.25% 8/15/13	2,900	2,942
Series 2002 A:
0.14% 5/7/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,494	11,494
0.15% 5/3/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,700	5,700
Upper Trinity Reg'l. Wtr. District Series 2013 A, 0.16% 5/7/13, LOC Bank of America NA, CP	6,750	6,750
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Victoria Independent School District Bonds:
Series 2005, 4% 2/15/14 (Permanent School Fund of Texas Guaranteed)	$ 1,360	$ 1,401
Series WF 08 26C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	12,290	12,290
		650,926
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2008 A, 5.25% 7/1/13 (Escrowed to Maturity)	1,300	1,311
Series 1997 B1, 0.15% 5/6/13 (Liquidity Facility Bank of Nova Scotia), CP	5,100	5,100
Series 1997 B3, 0.16% 5/1/13 (Liquidity Facility JPMorgan Chase Bank), CP	41,000	41,000
Series 1998 B4, 0.17% 6/6/13 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Utah Gen. Oblig. Bonds:
Series 2009 C, 4% 7/1/13	2,500	2,516
Series 2011 A, 4% 7/1/13	1,000	1,006
		53,873
Virginia - 0.7%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.3%, tender 11/26/13 (c)	7,900	7,900
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.34%, tender 11/26/13 (c)	17,240	17,240
Series 2012 A, 0.3%, tender 11/26/13 (c)	13,140	13,140
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Prog.) Series 2010 B, 5% 2/1/14	4,110	4,259
Series 2010 B, 5% 9/1/13	4,490	4,563
Virginia Commonwealth Trans. Board Rev. Bonds:
Series 2007 B, 5% 5/15/13	3,000	3,006
Series WF 11 93C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,690	8,690
Virginia Gen. Oblig. Bonds Series 2007 A, 5% 6/1/13	1,190	1,195
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series MS 06 1860, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	11,795	11,795
		71,788
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - 0.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	$ 9,950	$ 9,950
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.):
Series 2003 A, 5.5% 7/1/13	4,000	4,036
Series 2004 A, 5.25% 7/1/13	1,815	1,830
Series 2007 C, 5% 7/1/13	1,010	1,018
Series 2008 C, 5% 7/1/13	4,495	4,531
Series 2007 A, 5% 7/1/13	1,675	1,688
Seattle Gen. Oblig. Bonds Series 2009, 5% 5/1/13	1,000	1,000
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2010 B, 5% 2/1/14	1,500	1,553
Snohomish County Pub. Util. District #1 Bonds Series 2010, 5% 12/1/13	1,100	1,131
Washington Ctfs. of Prtn. Bonds Series 2012 B, 3% 7/1/13	1,250	1,256
Washington Gen. Oblig. Bonds:
Series 2003 A, 5% 7/1/13	1,050	1,058
Series 2003 C, 0% 6/1/13	4,400	4,399
Series 2004 C, 4.5% 1/1/14	3,000	3,086
Series 2005 B, 4% 1/1/14	700	717
Series 2012 B2, 4% 8/1/13	5,255	5,305
Series 2013 A, 4% 7/1/13	3,500	3,522
Series 2013 D, 2% 2/1/14	2,780	2,818
Series WF 11-16C, 0.27%, tender 5/9/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	13,615	13,615
		62,513
Wisconsin - 1.0%
Madison Metropolitan School District TRAN 2% 9/4/13	1,000	1,006
Milwaukee School District RAN Series 2012 M11, 1.5% 6/26/13	26,100	26,152
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5% 5/1/13	1,500	1,500
Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,200	5,200
Series 2006 A, 0.15% 5/6/13 (Liquidity Facility Bank of New York, New York), CP	12,100	12,100
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Agnesian HealthCare, Inc. Proj.) Series 2010 C, 0.16% tender 5/3/13, LOC Bank of America NA, CP mode	13,205	13,205
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds: - continued
(Hosp. Sisters Svcs., Inc. Proj.) Series 2013 B:
0.16% tender 6/5/13, LOC U.S. Bank NA, Cincinnati, CP mode	$ 4,600	$ 4,600
0.16% tender 8/5/13, CP mode	3,260	3,260
Series 2012 B, 2% 8/15/13	3,100	3,114
Wisconsin Trans. Rev.:
Series 1997, 0.18% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.17% 9/12/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,910	6,910
0.18% 8/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
		89,388
TOTAL OTHER MUNICIPAL DEBT (Cost $2,985,113)		2,985,113
Investment Company - 7.8%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.20% (d)(e) (Cost $721,704)	721,704,000	721,704
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $9,217,605)		9,217,605
NET OTHER ASSETS (LIABILITIES) - 0.2%		15,371
NET ASSETS - 100%		$ 9,232,976
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $319,125,000 or 3.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Pub. School & College Auth. Rev. Bonds Series WF 11 37C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	1/3/13	$ 1,700
Alaska Indl. Dev. & Export Auth. Rev. Bonds Series WF 11 132C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	11/17/11	$ 8,680
Baltimore County Gen. Oblig. Bonds Series WF 11 137C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/1/11	$ 7,110
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	9/29/11	$ 10,315
Security	Acquisition Date	Cost (000s)
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	9/25/12	$ 4,040
Clark County Fuel Tax Bonds Series WF 12 47C 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	6/21/12	$ 7,655
Colorado Reg'l. Trans. District Sales Tax Rev. Bonds Series WF 12 110C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12	$ 5,690
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	12/22/11	$ 13,600
Security	Acquisition Date	Cost (000s)
Florida Gen. Oblig. Bonds Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/10/06	$ 2,860
Florida Gen. Oblig. Bonds Series WF 12 87C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	11/1/12	$ 6,300
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	7/17/12	$ 8,455
Frisco Independent School District Bonds Series WF 11 1C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 6,830
Georgia Gen. Oblig. Bonds Series 85TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	10/18/12	$ 3,490
Security	Acquisition Date	Cost (000s)
Harris County Tex Metropolitan Tran Auth. Bonds Series WF 11 104 C, 0.19%, tender 9/19/13 (Liquidity Facility Wells Fargo Bank NA)	9/29/11 - 2/2/12	$ 30,785
Honolulu City and County Wastewtr. Sys. Bonds Series WF 11 119C, 0.19%, tender 10/10/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11	$ 5,560
Illinois Sales Tax Rev. Bonds Series WF 11 125C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	11/10/11 - 5/15/12	$ 22,330
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 4,100
Judson Independent School District Bonds Series MS 06 1859, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.)	9/7/12	$ 3,940
Security	Acquisition Date	Cost (000s)
Los Angeles Unified School District Bonds Series Putters 4290, 0.26%, tender 5/2/13 (Liquidity Facility JPMorgan Chase & Co.)	3/28/13	$ 21,700
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11	$ 6,805
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo Bank NA)	4/26/12	$ 15,900
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/12/12	$ 5,905
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo Bank NA)	10/27/11 - 12/2/11	$ 26,080
Security	Acquisition Date	Cost (000s)
Pennsylvania Gen. Oblig. Bonds Series WF 11 121C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 4,745
San Antonio Wtr. Sys. Rev. Bonds Series WF 12 76C, 0.22%, tender 8/1/13 (Liquidity Facility Wells Fargo Bank NA)	10/4/12	$ 5,200
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 8/15/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/1/12	$ 7,995
Tampa Health Sys. Rev. Bonds Series WF 12 21 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	7/3/12 - 9/10/12	$ 9,815
Victoria Independent School District Bonds Series WF 08 26C, 0.22%, tender 7/25/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 12,290
Security	Acquisition Date	Cost (000s)
Virginia Commonwealth Trans. Board Rev. Bonds Series WF 11 93C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	8/11/11	$ 8,690
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series MS 06 1860, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.)	9/5/12	$ 11,795
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.27%, tender 5/9/13 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 11/1/12	$ 13,615
Wisconsin Gen. Oblig. Bonds Series WF 12 111C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	12/19/12 - 12/28/12	$ 5,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 295
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,495,901)	$ 8,495,901
Fidelity Central Funds (cost $721,704)	721,704
Total Investments (cost $9,217,605)		$ 9,217,605
Cash		540
Receivable for fund shares sold		142,960
Interest receivable		22,111
Distributions receivable from Fidelity Central Funds		94
Prepaid expenses		7
Receivable from investment adviser for expense reductions		173
Other receivables		55
Total assets		9,383,545

Liabilities
Payable for investments purchased Regular delivery	$ 36,954
Delayed delivery	5,948
Payable for fund shares redeemed	102,730
Distributions payable	5
Accrued management fee	1,445
Other affiliated payables	3,394
Other payables and accrued expenses	93
Total liabilities		150,569

Net Assets		$ 9,232,976
Net Assets consist of:
Paid in capital		$ 9,232,303
Accumulated undistributed net realized gain (loss) on investments		673
Net Assets		$ 9,232,976

Daily Money Class: Net Asset Value, offering price and redemption price per share ($449,012 ÷ 448,563 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($414,243 ÷ 413,839 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($8,369,721 ÷ 8,365,074 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Interest		$ 7,287
Income from Fidelity Central Funds		295
Total income		7,582

Expenses
Management fee	$ 11,785
Transfer agent fees	9,431
Distribution and service plan fees	1,728
Accounting fees and expenses	387
Custodian fees and expenses	61
Independent trustees' compensation	17
Registration fees	357
Audit	26
Legal	17
Miscellaneous	73
Total expenses before reductions	23,882
Expense reductions	(16,767)	7,115
Net investment income (loss)		467
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		519
Net increase in net assets resulting from operations		$ 986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 467	$ 825
Net realized gain (loss)	519	585
Net increase in net assets resulting from operations	986	1,410
Distributions to shareholders from net investment income	(467)	(826)
Share transactions - net increase (decrease)	491,454	784,249
Total increase (decrease) in net assets	491,973	784,833

Net Assets
Beginning of period	8,741,003	7,956,170
End of period	$ 9,232,976	$ 8,741,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.001	.019
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.001	.019
Distributions from net investment income	- F	- F	- F	- F	(.001)	(.019)
Distributions from net realized gain	-	-	-	-	-	- F
Total distributions	- F	- F	- F	- F	(.001)	(.019)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.01%	.06%	1.87%
Ratios to Average Net Assets D,E
Expenses before reductions	.73% A	.72%	.72%	.72%	.76%	.73%
Expenses net of fee waivers, if any	.15% A	.17%	.21%	.28%	.60%	.70%
Expenses net of all reductions	.15% A	.17%	.21%	.28%	.59%	.61%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.05%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$ 449	$ 481	$ 525	$ 508	$ 597	$ 922

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.016
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.016
Distributions from net investment income	- F	- F	- F	- F	- F	(.016)
Distributions from net realized gain	-	-	-	-	-	- F
Total distributions	- F	- F	- F	- F	- F	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.01%	.02%	1.62%
Ratios to Average Net Assets D,E
Expenses before reductions	.98% A	.97%	.97%	.97%	1.01%	.98%
Expenses net of fee waivers, if any	.15% A	.17%	.22%	.28%	.63%	.95%
Expenses net of all reductions	.15% A	.17%	.22%	.28%	.63%	.86%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.02%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$ 414	$ 402	$ 399	$ 371	$ 452	$ 660

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.002	.021
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.002	.021
Distributions from net investment income	- F	- F	- F	- F	(.002)	(.021)
Distributions from net realized gain	-	-	-	-	-	- F
Total distributions	- F	- F	- F	- F	(.002)	(.021)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.01%	.18%	2.13%
Ratios to Average Net Assets D,E
Expenses before reductions	.47% A	.47%	.47%	.47%	.51%	.48%
Expenses net of fee waivers, if any	.15% A	.17%	.21%	.28%	.47%	.45%
Expenses net of all reductions	.15% A	.17%	.21%	.28%	.46%	.36%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.18%	2.06%
Supplemental Data
Net assets, end of period (in millions)	$ 8,370	$ 7,858	$ 7,032	$ 6,006	$ 5,918	$ 6,784

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Tax-Exempt Fund (the Fund) is a fund of Fidelity Newbury Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 9,217,605

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Daily Money Class	-%	.25%	$ 650	$ -
Capital Reserves Class	.25%	.25%	1,078	-
			$ 1,728	$ -

During the period, FMR or its affiliates waived a portion of these fees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. For the period, FDC retained no sales load from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the Fund's transfer agency and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Tax Exempt pays Citibank a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, transfer agent fees for each class were as follows:

Daily Money Class	$ 520
Capital Reserves Class	432
Fidelity Tax-Free Money Market Fund	8,479
$ 9,431

During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Daily Money Class	.70%	$ 65
Capital Reserves Class	.95%	58
Fidelity Tax-Free Money Market Fund	.45%	959
		$ 1,082

Semiannual Report

5. Expense Reductions - continued

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Tax-Exempt
Daily Money Class	$ 1,414
Capital Reserves Class	1,706
Fidelity Tax-Free Money Market Fund	12,517

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $30 and $18, respectively.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Daily Money Class	$ 26	$ 49
Capital Reserves Class	21	40
Fidelity Tax-Free Money Market Fund	420	737
Total	$ 467	$ 826

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
Daily Money Class Shares sold	756,269	1,276,010
Reinvestment of distributions	24	46
Shares redeemed	(788,335)	(1,319,510)
Net increase (decrease)	(32,042)	(43,454)
Capital Reserves Class Shares sold	891,059	1,613,134
Reinvestment of distributions	16	34
Shares redeemed	(879,200)	(1,610,092)
Net increase (decrease)	11,875	3,076
Fidelity Tax-Free Money Market Fund Shares sold	14,799,925	23,396,718
Reinvestment of distributions	398	716
Shares redeemed	(14,288,702)	(22,572,807)
Net increase (decrease)	511,621	824,627

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

TFM-USAN-0613
1.784918.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 21, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 21, 2013